[LOGO]
                                                                       RAINIER
                                                                     INVESTMENT
                                                                     MANAGEMENT
                                                                    MUTUAL FUNDS

SEMI-ANNUAL REPORT
RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

September 30, 2001

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................    3

COMMENTS FROM INVESTMENT ADVISOR ..........................................    4

PORTFOLIO INVESTMENT RETURNS

  SMALL/MIDCAP EQUITY PORTFOLIO ...........................................    5
  CORE EQUITY PORTFOLIO ...................................................    6
  GROWTH EQUITY PORTFOLIO .................................................    7
  BALANCED PORTFOLIO ......................................................    8
  INTERMEDIATE FIXED INCOME PORTFOLIO .....................................    9

SCHEDULES OF INVESTMENTS

  SMALL/MIDCAP EQUITY PORTFOLIO ...........................................   10
  CORE EQUITY PORTFOLIO ...................................................   13
  GROWTH EQUITY PORTFOLIO .................................................   16
  BALANCED PORTFOLIO ......................................................   18
  INTERMEDIATE FIXED INCOME PORTFOLIO .....................................   22

STATEMENTS OF ASSETS AND LIABILITIES ......................................   24

STATEMENTS OF OPERATIONS ..................................................   25

STATEMENTS OF CHANGES IN NET ASSETS .......................................   26

FINANCIAL HIGHLIGHTS ......................................................   29

NOTES TO FINANCIAL STATEMENTS .............................................   34

DIRECTORY OF FUNDS' SERVICE PROVIDERS .....................................   37

INDEX DESCRIPTIONS ........................................................   37

                                     [LOGO]
                                    RAINIER
                                   INVESTMENT
                                   MANAGEMENT
                                  MUTUAL FUNDS
                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                  800.248.6314
                              WWW.RAINIERFUNDS.COM


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. FOR MORE INFORMATION ON ANY FUND, INCLUDING CHARGES AND EXPENSES, VISIT OUR WEB SITE OR CALL THE NUMBER ABOVE TO RECEIVE A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                             LETTER TO SHAREHOLDERS

     DEAR SHAREHOLDERS,

     AS CHAIRMAN OF THE RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS AND A FELLOW SHAREHOLDER, I'D LIKE TO EXPRESS OUR APPRECIATION FOR YOUR VALUED INVESTMENT IN ONE OF THE FIVE PORTFOLIOS COVERED IN THIS REPORT. THIS REPORT, REFERRED TO AS THE SEMI-ANNUAL REPORT, CONTAINS UNAUDITED FINANCIAL STATEMENTS FOR THE PERIOD ENDING SEPTEMBER 30, 2001. THE LAST AUDITED ANNUAL REPORT WAS PRODUCED AS OF MARCH 31, 2001, OUR FISCAL YEAR END.

     IN THIS REPORT YOU WILL FIND COMMENTARY DESCRIBING THE EQUITY AND FIXED-INCOME CAPITAL MARKETS FOR THE SIX MONTHS ENDING SEPTEMBER 30, 2001. YOU WILL ALSO SEE COMMENTARIES SPECIFIC TO EACH OF THE FIVE PORTFOLIOS, FOLLOWED BY INVESTMENT TOTAL RETURNS WITH INDEX COMPARISONS. FINALLY, THIS REPORT CONTAINS FINANCIAL STATEMENTS DETAILING THE EXPENSES AND HOLDINGS OF THE PORTFOLIOS.

     OUR HEARTS GO OUT TO THE VICTIMS OF THE ATTACKS ON SEPTEMBER 11. BECAUSE THE WORLD TRADE CENTER HOUSED MANY ORGANIZATIONS WITH WHICH WE DO BUSINESS, THE LOSSES WERE PAINFULLY CLOSE TO MANY OF US HERE AT RAINIER. FORTUNATELY, SINCE ALL OF OUR PERSONNEL AND SERVICE PROVIDERS ARE LOCATED IN SEATTLE AND THE MIDWEST, WE SUFFERED NO DIRECT DAMAGE FROM THE TERRORIST ATTACKS. OUR OPERATIONS WERE UNAFFECTED, AND OTHER THAN THE INITIAL STOCK MARKET CLOSURE, WE HAVE BEEN FUNCTIONING FULLY. AS OUR HIGHEST PRIORITY, WE HAVE REVISITED OUR BUSINESS CONTINUITY PLAN, AND ARE UPGRADING AND FULLY TESTING THE FUNCTIONALITY OF OUR EMERGENCY REMOTE LOCATION.

     ALTHOUGH RAINIER'S EQUITY PORTFOLIOS HAVE BEEN DEFENSIVE, WE HAVE BEEN UNABLE TO ESCAPE THE FINANCIAL STRESS OF THE TIMES. THREE POWERFUL FORCES ARE WEIGHING ON THE EQUITY MARKETS: ECONOMIC SLOWDOWN, CORPORATE PROFITS RECESSION AND THE UNCERTAINTY OF THE WAR AGAINST TERRORISM. HISTORICALLY, ANY ONE OF THESE ALONE HAS BEEN SUFFICIENT TO TRIGGER MARKET DECLINES. NOT SURPRISINGLY, ALL THREE IN CONCERT HANDED US IN THE THIRD QUARTER THE WORST QUARTERLY EQUITY LOSSES SINCE 1987. THE MOST STUBBORN TASK IN RETURNING TO MARKET HEALTH MAY BE OVERCOMING THE UNCERTAINTY--THE MARKET'S PROVERBIAL WALL OF WORRY. A CONVINCING ARGUMENT CAN BE MADE THAT ABUNDANT FISCAL AND, ESPECIALLY, MONETARY STIMULUS WILL EVENTUALLY LEAD US OUT OF THE ECONOMIC AND PROFITS RECESSIONS. ULTIMATELY, THE GLUE FOR AN ENDURING MARKET RECOVERY MAY BE THE EMERGENCE OF A TOLERABLE FORM OF SOCIAL AND ECONOMIC PREDICTABILITY FROM THE CURRENT DAZE OF UNCERTAINTY.

     THANK YOU FOR YOUR INVESTMENT IN THE RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS. IF WE CAN IMPROVE OUR SERVICE TO YOU, PLEASE FEEL FREE TO CONTACT US.


                                      SINCERELY,

                                      /s/ J. Glenn Haber

                                      J. Glenn Haber
                                      Chairman
                                      Rainier Investment Management Mutual Funds

                        COMMENTS FROM INVESTMENT ADVISOR

ABOUT THE ADVISOR: THE INVESTMENT ADVISOR TO THE FUNDS IS RAINIER INVESTMENT MANAGEMENT, INC.(R) (RIM) LOCATED IN SEATTLE, WASHINGTON. RIM IS ONE OF AMERICA'S LEADING INVESTMENT ADVISORY FIRMS, MANAGING $4.3 BILLION OF DISCRETIONARY ASSETS FOR PRIMARILY INSTITUTIONAL CLIENTS.

EQUITY COMMENTS

The six-month period ending September 30, 2001 was a momentous time for the collective spirit of our nation, and exerted multiple strains on the foundations of the equity markets. To begin with, the waning summer months brought increasing anecdotal evidence of an economic slowdown and possible recession. Furthermore, year-over-year earnings comparisons were trending worse than at any time since the mid-1970s. This by itself derailed a brief Federal Reserve-induced market rally early in the spring. Subsequently, the events of September 11 not only shut down the New York Stock Exchange for the longest period in memory but also shook global investor confidence to the core. Memories of war-torn London in 1940 came to those old enough to remember. Optimists recalled the heroic resistance of England, and the emergence of a new bull market only a few months after the attack on Pearl Harbor, beginning in 1942.

     The test to the markets was severe, as consumer sentiment and spending power shifted, and foreign investors sold dollars and United States equities, exerting further pressure on the market. The Standard & Poor's 500 Index(R) ended down almost 10% during the six-month period, and small- and mid-capitalization indices surrendered gains from earlier in the period to finish down only slightly less. Defensive sectors, notably health care, consumer staples and large telecommunications stocks held up reasonably well, while technology, media and cyclical stocks bore the brunt of the sell-off. We continue to emphasize broad diversification across sectors in fundamentally sound companies selling at attractive valuations.

Daniel M. Brewer, CFA; Mark H. Dawson, CFA; James R. Margard, CFA; Peter M. Musser, CFA; David A. Veterane, CFA

FIXED INCOME COMMENTS

The bond market turned in impressive positive results for the six-month period ending September 30. The Federal Reserve Board cut overnight lending rates by two hundred basis points, and with even more cuts after September 30 brought cash rates down to 2%. Each time, the Fed cited weakness in the domestic economy as the major stimulus for action. The yield curve steepened dramatically during the period, widening from a 127-basis-point difference between the two- and thirty-year U.S. Treasury issues to a 257-basis-point difference. The continued decline in the equity markets and the perception of low future inflation helped to maintain returns in long-duration assets. But by far the outperformance of the fixed-income indices was attributable to short to intermediate maturities.

     Corporate bond-yield spreads relative to Treasuries tightened early in the period as investors sought to provide incremental income and return in a low-interest-rate environment. As the economy showed further signs of stagnation, risk premiums widened for all but the most defensive sectors. Corporations, at a slower pace, did continue to issue large numbers of new bonds at bargain-borrowing levels to refinance existing debt.

     The tragic events of September 11 have made the future a difficult call. The Treasury added nearly $80 billion of reserves to the system to provide liquidity and the bond market took a two-day recess to assess vulnerability. Instead of retiring debt, the Treasury will now be issuing more bonds. We are now at war; data changes quickly and is at times less accurate. Short rates have been lowered to 2%, but the belief in the financial community is that the next sustained direction of rates may be upward.


Patricia L. Frost, CEO;
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS

                                     [LOGO]
                         SMALL/MID CAP EQUITY PORTFOLIO

OBJECTIVE : The Small/Mid Cap Equity Portfolio seeks to PROVIDE INVESTORS WITH MAXIMUM LONG-TERM CAPITAL APPRECIATION. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

COMMENTARY : After a brief respite in spring, stocks resumed their relentless decline as expectations for corporate earnings this year rapidly deteriorated. Hope for a quick economic recovery in 2001 evaporated after September 11. Despite overall negative returns for stocks over the last six months, the relative performance of the Small/Mid Cap Equity Portfolio exceeded the benchmark return by nearly two percentage points. We have generally emphasized a more defensive posture in the Portfolio by maintaining our focus on stocks with the best earnings visibility. We have also modestly overweighted the health care and consumer staples sectors, where earnings are relatively more steady in periods of heightened uncertainty. Stocks in these groups that performed well included Cytyc, Laboratory Corp. of America, Constellation Brands and Pepsi Bottling Group. Most of the weakness was within the technology sector, which continues to suffer after the collapse of the capital-spending bubble. Small- and mid-cap stocks have continued their trend of outperforming larger stocks. We think this is likely to continue as economic recovery eventually takes hold next year.

COMPARISON OF CHANGE IN VALUE OF $10,000

                   Small/Mid          Russell           Consumer
                   Cap Equity         2500(TM)           Price
                   Portfolio           Index             Index
                   ---------           -----             -----
5/10/1994            10,000            10,000            10,000
3/31/1995            11,938            10,999            10,272
3/31/1996            16,520            14,279            10,563
3/31/1997            18,197            15,519            10,855
3/31/1998            28,138            22,015            11,004
3/31/1999            23,303            19,095            11,194
3/31/2000            33,879            27,392            11,608
3/31/2001            28,515            23,694            11,954
9/30/2001            26,949            21,873            12,096

TOTAL RETURNS                                                                    INCEPTION
FOR PERIODS ENDING SEPTEMBER 30, 2001    6 MONTHS   1 YEAR  3 YEARS*  5 YEARS*  TO 9/30/01*
                                         --------   ------  --------  --------  -----------
Small/Mid Cap Equity Portfolio .....      (5.5)%    (23.0)%   8.1%      8.6%       14.3%
RUSSELL 2500(TM)INDEX ..............      (7.7)     (18.8)    8.6       7.5        11.2
RUSSELL 2000(R)INDEX ...............      (9.5)     (21.2)   (5.0)      4.5         8.5
CONSUMER PRICE INDEX ...............       1.2        2.6     2.9       2.5         2.6

                                   * ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 37 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SMALL-COMPANY INVESTING MAY INVOLVE GREATER RISKS AND VOLATILITY, AND THE VALUE OF SMALL-COMPANY STOCKS MAY BE ADVERSELY AFFECTED BY LESS-LIQUID MARKETS. THE PORTFOLIO MAY NO LONGER HOLD SPECIFIC STOCKS MENTIONED NOR CAN WE ASSURE YOU THAT THOSE STOCKS WILL REPRESENT FAVORABLE INVESTMENTS IN THE FUTURE.

                                     [LOGO]
                              CORE EQUITY PORTFOLIO

OBJECTIVE: The Core Equity Portfolio seeks to MAXIMIZE LONG-TERM CAPITAL APPRECIATION. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

COMMENTARY: The Core Equity Portfolio declined 10.8% during the six-month period ending September 30, compared to a 9.7% fall in the S&P 500 Index(R). Health-care shares held up well in aggregate, contributing a positive return in the period. Health supply and specialty service companies Baxter International, Johnson & Johnson, Cardinal Health and Laboratory Corp. of America were standouts. Telecommunication services had a flat return, good by comparative standards, assisted by a relatively strong performance by Verizon Communications. Continued earnings warnings exerted the most pressure on technology and industrial shares in the quarter. We had no investments in hotel, gaming or leisure travel companies, and only slight aerospace exposure, having eliminated Boeing and Goodrich entirely earlier in the summer. Our insurance positions in Marsh & McLennan, Ace Limited, American International Group and Everest Re had strong recoveries after initial drops, as the market responded to news of higher future premium rates. As always, we have sector weightings that are reasonably close to those of the S&P 500.

COMPARISON OF CHANGE IN VALUE OF $10,000

                  Core Equity     Standard & Poor's     Consumer
                   Portfolio      500 Stock Index      Price Index
                   ---------      ---------------      -----------
5/10/1994            10,000            10,000            10,000
3/31/1995            11,787            11,495            10,272
3/31/1996            16,341            15,190            10,563
3/31/1997            19,263            18,186            10,855
3/31/1998            28,826            26,915            11,004
3/31/1999            31,318            31,881            11,194
3/31/2000            41,358            37,602            11,608
3/31/2001            32,374            29,448            11,954
9/30/2001            28,870            26,597            12,096

TOTAL RETURNS                                                                   INCEPTION
FOR PERIODS ENDING SEPTEMBER 30, 2001    6 MONTHS  1 YEAR  3 YEARS*  5 YEARS*  TO 9/30/01*
                                         --------  ------  --------  --------  -----------
Core Equity Portfolio .................   (10.8)%  (28.3)%   5.5%     10.5%       15.4%
STANDARD & POOR'S 500 INDEX(R) ........   (9.7)    (26.6)    2.0      10.2        14.2
RUSSELL 1000(R)INDEX ..................   (9.9)    (28.4)    2.3       9.9        13.9
CONSUMER PRICE INDEX ..................    1.2      2.6      2.9       2.5         2.6

                                    *ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 37 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO MAY NO LONGER HOLD SPECIFIC STOCKS MENTIONED NOR CAN WE ASSURE YOU THAT THOSE STOCKS WILL REPRESENT FAVORABLE INVESTMENTS IN THE FUTURE.

                                     [LOGO]
                             GROWTH EQUITY PORTFOLIO

OBJECTIVE: The Growth Equity Portfolio seeks to MAXIMIZE LONG-TERM CAPITAL APPRECIATION. The Portfolio invests primarily in the common stock of U.S. growth companies.

COMMENTARY: The Growth Equity Portfolio faced an unforgiving investment climate during the six-month period ending September 30. Although markets rallied sharply in April, the "spring bounce" in stock prices proved to be fleeting and stocks lost ground over the next five consecutive months. The primary culprit was the continued erosion in corporate earnings. The September 11 terrorist attacks exacerbated an already bad situation, leading to additional reductions in earnings estimates. Performance results for the Growth Portfolio during this period essentially matched those of the Russell 1000(R) Growth Index. Most of the decline can be attributed to weakness in the technology component of the Portfolio, where earnings estimate cuts have been the most severe. Health-care stocks, which comprise the largest sector, generated positive results. Among the best performing stocks were Cardinal Health (drug distribution) and Johnson & Johnson (pharmaceuticals and other diversified health products). We still expect the U.S. economy to exhibit improvement in 2002, although the strength of the recovery will likely be more subdued than we had expected earlier in the year.

COMPARISON OF CHANGE IN VALUE OF $10,000

                  Growth Equity    Russell 1000(R)      Consumer
                   Portfolio        Growth Index       Price Index
                   ---------        ------------       -----------
6/15/2000            10,000            10,000            10,000
3/31/2001             5,772             5,936            10,247
9/30/2001             5,004             5,186            10,381

TOTAL RETURNS                                                                                INCEPTION
FOR PERIODS ENDING SEPTEMBER 30, 2001         6 MONTHS     1 YEAR     3 YEARS    5 YEARS    TO 9/30/01**
                                              --------     ------     -------    -------    ------------
Growth Equity Portfolio                       (13.3)%      (52.8)%       --         --        (41.5)%
RUSSELL 1000(R)GROWTH INDEX                   (12.6)       (45.6)        --         --        (39.8)
STANDARD & POOR'S 500 INDEX(R)                 (9.7)       (26.6)        --         --        (23.4)
CONSUMER PRICE INDEX                            1.2          2.6         --         --          2.8

                                                    **   INCEPTION DATE 6/15/00.

SEE PAGE 37 FOR INDEX DESCRIPTIONS. PERFORMANCE SHOWN IS FOR A VERY LIMITED PERIOD. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISOR IS CURRENTLY LIMITING THE PORTFOLIO'S EXPENSES, WHICH ENHANCES RETURN. THE PORTFOLIO MAY NO LONGER HOLD SPECIFIC STOCKS MENTIONED NOR CAN WE ASSURE YOU THAT THOSE STOCKS WILL REPRESENT FAVORABLE INVESTMENTS IN THE FUTURE.

                                     [LOGO]
                               BALANCED PORTFOLIO

OBJECTIVE: The Balanced Portfolio seeks to PROVIDE INVESTORS WITH A BALANCE OF LONG-TERM CAPITAL APPRECIATION AND CURRENT INCOME. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

COMMENTARY: Buttressed by a strong return from the fixed-income component, the Balanced Portfolio declined "only" 5% in the six-month period ending September
30. It was a very challenging investment period in which the risk-control benefits of diversification across asset classes was clearly evident. The equity component, which accounted for just under 60% of the Portfolio during most of the period, declined about 10%. Health care and consumer staple shares held up the best, while technology stocks were generally very weak. The fixed-income portion, which averaged just under 40% during the period, was up just over 5% in value. The bond portfolio was well positioned in intermediate-duration U.S. Treasuries and high-quality corporate securities, which outperformed other segments of the yield curve. Cash assets made up a few percentage points of the Portfolio. Subsequent to the end of September, our equity weight has increased slightly relative to fixed-income assets, as the risk/reward relationship between stocks and bonds appears to be more favorable for stocks than it was earlier this year.

COMPARISON OF CHANGE IN VALUE OF $10,000

                   Balanced           Balanced          Consumer
                   Portfolio           Index           Price Index
                   ---------           -----           -----------
5/10/1994            10,000            10,000            10,000
3/31/1995            11,223            11,034            10,272
3/31/1996            14,094            13,241            10,563
3/31/1997            15,762            15,044            10,855
3/31/1998            21,209            18,896            11,004
3/31/1999            22,741            21,346            11,194
3/31/2000            27,196            23,558            11,608
3/31/2001            24,102            22,051            11,954
9/30/2001            22,904            22,626            12,096

TOTAL RETURNS                                                                                      INCEPTION
FOR PERIODS ENDING SEPTEMBER 30, 2001                6 MONTHS    1 YEAR    3 YEARS*   5 YEARS*    TO 9/30/01*
                                                     --------    ------    --------   --------    -----------
Balanced Portfolio                                     (5.0)%    (15.8)%     5.6%       9.2%        11.9%
BALANCED INDEX                                         (3.8)     (12.6)      4.1        9.5         11.7
STANDARD & POOR'S 500 INDEX(R)                         (9.7)     (26.6)      2.0       10.2         14.2
LEHMAN U.S. GOVT./CREDIT INTERMEDIATE BOND INDEX        5.3       12.9       6.5        7.6          7.6
CONSUMER PRICE INDEX                                    1.2        2.6       2.9        2.5          2.6

                                   * ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 37 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISOR IS CURRENTLY LIMITING THE PORTFOLIO'S EXPENSES, WHICH ENHANCES RETURN. THE PORTFOLIO MAY NO LONGER HOLD SPECIFIC STOCKS MENTIONED NOR CAN WE ASSURE YOU THAT THOSE STOCKS WILL REPRESENT FAVORABLE INVESTMENTS IN THE FUTURE.

                                     [LOGO]
                       INTERMEDIATE FIXED INCOME PORTFOLIO

OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to PROVIDE INVESTORS WITH CURRENT INCOME. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

COMMENTARY: The Intermediate Fixed Income Portfolio turned in positive mid-single digit performance for the six-month period ending September 30. Returns benefited from participation in the short to intermediate sector of the yield curve, but were hurt by a position in cash equivalents as overnight rates fell to 3%. The inclusion of some cash in the Portfolio was in anticipation of a recovery in the economy after several Fed rate drops, which typically result in a slightly upward movement in interest rates. Instead, earnings continued to disappoint, the recovery stalled--and the tragedy of September 11 occurred. Liquidity and highest quality assets were in demand. Comparing current risk premiums to the third quarter of 1990--the first of three quarters of consecutive negative GDP (the Gulf War)--credit spreads are wider now. Going forward into uncertain times, the Portfolio will continue a policy of quality. We may sacrifice some yield to stay in stronger names--find good picks with sound business models. Lower rates and fiscal stimulus should ultimately boost fundamentals, but not in the short run.

COMPARISON OF CHANGE IN VALUE OF $10,000

                                     Lehman U.S.
                  Intermediate    Government/Credit     Consumer
                  Fixed Income      Intermediate         Price
                   Portfolio         Bond Index          Index
                   ---------         ----------          -----
5/10/1994            10,000            10,000            10,000
3/31/1995            10,492            10,607            10,272
3/31/1996            11,421            11,622            10,563
3/31/1997            11,803            12,180            10,855
3/31/1998            12,880            13,358            11,004
3/31/1999            13,716            14,138            11,194
3/31/2000            13,977            14,411            11,608
3/31/2001            15,574            16,165            11,954
9/30/2001            16,282            17,022            12,096

TOTAL RETURNS                                                                               INCEPTION
FOR PERIODS ENDING SEPTEMBER 30, 2001                6 MONTHS  1 YEAR  3 YEARS*  5 YEARS*  TO 9/30/01*
                                                     --------  ------  --------  --------  -----------
Intermediate Fixed Income Portfolio                    4.5%    11.4%     5.6%      7.0%        6.8%
LEHMAN U.S.GOVT./CREDIT INTERMEDIATE BOND INDEX        5.3     12.9      6.5       7.6         7.6
91-DAY U.S. TREASURY BILL INDEX                        2.1      5.2      5.2       5.2         5.2
CONSUMER PRICE INDEX                                   1.2      2.6      2.9       2.5         2.6

                                   * ANNUALIZED RETURNS. INCEPTION DATE 5/10/94.

SEE PAGE 37 FOR INDEX DESCRIPTIONS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ADVISOR IS CURRENTLY LIMITING THE PORTFOLIO'S EXPENSES, WHICH ENHANCES RETURN.

                            SCHEDULES OF INVESTMENTS

                                     [LOGO]
                         SMALL/MID CAP EQUITY PORTFOLIO

SEPTEMBER 30, 2001 (UNAUDITED)

COMMON STOCKS (99.1%)                                  SHARES          VALUE
--------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (3.8%)

AIR TRANSPORTATION (0.2%)
Airtran Holdings, Inc.                                 164,425     $    697,162
                                                                   ------------
AUTO PARTS/ORIGINAL EQUIPMENT (1.1%)
Magna International, Inc.                               61,150        3,225,662
                                                                   ------------
SHIPPING (1.4%)
Kirby Corp.                                            107,375        2,415,937
OMI Corp.*                                             339,800        1,437,354
                                                                   ------------
                                                                      3,853,291
                                                                   ------------
TRUCKERS (1.1%)
USFreightways Corp.                                     96,375        3,020,392
                                                                   ------------
TOTAL AUTOS AND TRANSPORTATION                                       10,796,507
                                                                   ------------
CONSUMER DISCRETIONARY (12.5%)

COSMETICS (0.6%)
Helen of Troy Ltd.*                                    161,500        1,687,675
                                                                   ------------
HOUSEHOLD EQUIPMENT AND PRODUCTS (1.3%)
The Stanley Works                                      101,800        3,720,790
                                                                   ------------
RESTAURANTS (2.8%)
Applebee's International, Inc.                         142,875        4,214,812
Brinker International, Inc.*                           107,912        2,548,881
Darden Restaurants, Inc.                                47,125        1,237,031
                                                                   ------------
                                                                      8,000,724
                                                                   ------------
RETAIL (4.9%)
Christopher & Banks Corp.                               30,475          917,602
Cost Plus, Inc.*                                        59,000        1,083,240
Federated Dept. Stores, Inc.*                           97,875        2,760,075
Michaels Stores, Inc.*                                  88,250        3,224,655
O'Reilly Automotive, Inc.                               92,150        2,640,097
Venator Group, Inc.*                                   220,475        3,362,244
                                                                   ------------
                                                                     13,987,913
                                                                   ------------
SERVICES/COMMERCIAL (1.1%)
Lightbridge, Inc.                                       64,625          662,406
Regis Corp.                                            114,700        2,404,112
                                                                   ------------
                                                                      3,066,518
                                                                   ------------
TEXTILES/APPAREL MANUFACTURERS (1.8%)
Liz Claiborne, Inc.                                     78,975     $  2,977,357
VF Corp.                                                68,550        2,006,458
                                                                   ------------
                                                                      4,983,815
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                         35,447,435
                                                                   ------------
CONSUMER STAPLES (7.7%)

BEVERAGES (4.1%)
Constellation Brands, Inc. Cl. A*                      137,300        5,719,918
Pepsi Bottling Group, Inc.                             127,200        5,860,104
                                                                   ------------
                                                                     11,580,022
                                                                   ------------
DRUG AND GROCERY STORE CHAINS (0.4%)
Pathmark Stores, Inc.                                   52,150        1,241,170
                                                                   ------------
FOODS (2.8%)
McCormick & Co., Inc.                                   71,850        3,290,730
Smithfield Foods, Inc.                                 225,600        4,748,880
                                                                   ------------
                                                                      8,039,610
                                                                   ------------
SOAPS AND HOUSEHOLD CHEMICALS (0.4%)
Church & Dwight, Inc.                                   45,050        1,164,542
                                                                   ------------

TOTAL CONSUMER STAPLES                                               22,025,344
                                                                   ------------
FINANCIAL SERVICES (23.5%)

BANKS/OUTSIDE NEW YORK CITY (2.8%)
City National Corp.                                     31,575        1,362,461
National Commerce Financial Corp.                      110,575        2,886,007
West Coast Bancorp./Oregon                              37,900          511,650
Zions Bancorporation                                    57,250        3,072,035
                                                                   ------------
                                                                      7,832,153
                                                                   ------------
FINANCE/SMALL LOAN (0.8%)
AmeriCredit Corp.*                                      75,700        2,393,634
                                                                   ------------
FINANCIAL DATA PROCESSING (1.5%)
Advent Software, Inc.*                                  74,375        2,800,219
eFunds Corp.*                                           88,550        1,474,357
                                                                   ------------
                                                                      4,274,576
                                                                   ------------
FINANCIAL/MISCELLANEOUS (0.9%)
Nationwide Financial Services, Inc.                     26,850          998,283
Willis Group Holdings Ltd.                              59,200        1,384,688
                                                                   ------------
                                                                      2,382,971
                                                                   ------------
INSURANCE/MULTILINE (1.6%)
Old Republic International Co.                         173,925        4,558,574
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INSURANCE/PROPERTY CASUALTY (4.9%)
ACE Ltd.                                               104,325     $  3,011,863
The PMI Group, Inc.                                    101,575        6,337,264
W.R. Berkely Corp.                                      93,200        4,473,600
                                                                   ------------
                                                                     13,822,727
                                                                   ------------
INVESTMENT MANAGEMENT COMPANIES (0.9%)
SEI Investments Co.                                     81,500        2,608,000
                                                                   ------------
REITS (5.6%)
Brandywine Realty Trust                                 51,850        1,105,961
Chateau Communities, Inc.                               48,325        1,423,171
Equity Residential Properties Trust                     81,200        4,742,080
Health Care Property Investors, Inc.                    27,725        1,066,026
Liberty Property Trust                                 168,325        4,829,244
Mack-Cali Realty Corp.                                  89,750        2,782,250
                                                                   ------------
                                                                     15,948,732
                                                                   ------------
SAVINGS AND LOANS (1.6%)
Golden State Bancorp, Inc.*                            147,025        4,469,560
                                                                   ------------
SECURITIES BROKERAGES (2.9%)
Countrywide Credit Industries, Inc.                     94,025        4,130,518
Legg Mason, Inc.                                       102,625        4,080,370
                                                                   ------------
                                                                      8,210,888
                                                                   ------------
TOTAL FINANCIAL SERVICES                                             66,501,815
                                                                   ------------
HEALTH CARE (18.5%)

BIOTECHNOLOGY RESEARCH (4.7%)
Charles River Laboratories International, Inc.          81,375        2,878,234
Idec Pharmaceuticals Corp.*                             30,200        1,497,014
ImClone Systems, Inc.*                                  33,575        1,898,666
Invitrogen Corp.*                                       85,125        5,597,820
Protein Design Labs*                                    34,175        1,614,085
                                                                   ------------
                                                                     13,485,819
                                                                   ------------
DRUGS AND PHARMACEUTICALS (4.9%)
AmerisourceBergen Corp.                                 16,950        1,202,603
Barr Laboratories, Inc.*                                33,975        2,686,064
Cima Labs                                               22,475        1,365,356
King Pharmaceuticals, Inc.*                             37,258        1,562,973
Medimmune, Inc.*                                        74,700        2,661,561
Sicor, Inc.*                                           190,850        3,605,157
Teva Pharmaceutical Industries                          12,200          737,490
                                                                   ------------
                                                                     13,821,204
                                                                   ------------
ELECTRONICS/MEDICAL SYSTEMS (1.4%)
Lumenis Ltd.*                                          106,550        2,139,524
Zoll Medical Corp.                                      54,775        1,949,990
                                                                   ------------
                                                                      4,089,514
                                                                   ------------
HEALTH CARE FACILITIES (2.3%)
DaVita, Inc.                                           139,375     $  2,836,281
Laboratory Corp. of America Holdings*                   39,100        3,161,235
Triad Hospitals, Inc.*                                  17,625          623,925
                                                                   ------------
                                                                      6,621,441
                                                                   ------------
HEALTH CARE MANAGEMENT (1.3%)
Orthodontic Centers of America, Inc.*                  151,525        3,735,091
                                                                   ------------
HEALTH CARE SERVICES (2.3%)
Express Scripts, Inc. Cl. A*                            69,750        3,858,570
Syncore International Corp.                             81,150        2,583,005
                                                                   ------------
                                                                      6,441,575
                                                                   ------------
MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES (1.6%)
Cytyc Corp.*                                           174,375        4,674,994
                                                                   ------------
TOTAL HEALTH CARE                                                    52,869,638
                                                                   ------------
MATERIALS AND PROCESSING (8.7%)

BUILDING/CEMENT (0.9%)
Lafarge Corp.                                           72,400        2,418,160
                                                                   ------------
CHEMICALS (1.7%)
Cambrex Corp.                                           37,075        1,243,125
Cytec Industries, Inc.*                                 33,950          785,943
OM Group, Inc.                                          51,725        2,844,875
                                                                   ------------
                                                                      4,873,943
                                                                   ------------
DIVERSIFIED MATERIALS AND MANUFACTURING (1.4%)
Engelhard Corp.                                        169,625        3,918,338
                                                                   ------------
ENGINEERING AND CONTRACTING (0.7%)
Jacobs Engineering Group, Inc.                          32,250        2,012,400
                                                                   ------------
MATERIALS AND COMMODITIES/MISCELLANEOUS (0.2%)
Insituform Technologies, Inc. Cl. A*                    40,750          694,788
                                                                   ------------
METAL FABRICATING (2.0%)
Intermagnetics General Corp.                            45,375        1,055,423
Precision Castparts Corp.                               95,450        2,118,990
The Shaw Group, Inc.*                                   97,950        2,759,252
                                                                   ------------
                                                                      5,933,665
                                                                   ------------
METALS AND MINERALS/MISCELLANEOUS (0.5%)
Stillwater Mining Co.*                                  64,675        1,301,261
                                                                   ------------
PAPER (1.3%)
Willamette Industries, Inc.                             84,925        3,820,776
                                                                   ------------
TOTAL MATERIALS AND PROCESSING                                       24,973,331
                                                                   ------------
OTHER ENERGY (4.0%)

OIL/CRUDE PRODUCERS (3.0%)
Devon Energy Corp.                                      30,900        1,062,960

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Noble Affiliates, Inc.                                 129,500     $  4,013,205
XTO Energy, Inc.                                       252,025        3,515,749
                                                                   ------------
                                                                      8,591,914
                                                                   ------------
UTILITIES/GAS PIPELINES (1.0%)
Equitable Resources, Inc.                               94,200        2,826,942
                                                                   ------------
TOTAL OTHER ENERGY                                                   11,418,856
                                                                   ------------
PRODUCER DURABLES (5.0%)

HOMEBUILDING (1.9%)
KB Home                                                 55,100        1,565,391
Toll Brothers, Inc.*                                   124,500        3,693,915
                                                                   ------------
                                                                      5,259,306
                                                                   ------------
IDENTIFICATION CONTROL AND FILTER DEVICES (0.6%)
Flowserve Corp.                                         83,300        1,645,175
                                                                   ------------
PRODUCTION TECHNOLOGY EQUIPMENT (1.2%)
FEI Co.                                                 93,575        2,035,256
Mykrolis Corp.                                          57,500          515,775
Novellus Systems, Inc.*                                 28,850          823,956
                                                                   ------------
                                                                      3,374,987
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT (1.3%)
General Cable Corp.                                     50,200          494,470
Polycom, Inc.*                                         130,150        3,171,756
                                                                   ------------
                                                                      3,666,226
                                                                   ------------
TOTAL PRODUCER DURABLES                                              13,945,694
                                                                   ------------
TECHNOLOGY (10.4%)

COMMUNICATIONS TECHNOLOGY (0.7%)
Black Box Corp.*                                        50,000        2,104,000
                                                                   ------------
COMPUTER SERVICES, SOFTWARE AND SYSTEMS (4.7%)
Centra Software, Inc.                                  128,250        1,097,820
Intuit, Inc.*                                           98,350        3,520,930
Mercury Interactive Corp.*                              75,675        1,440,852
Micromuse, Inc.*                                       140,425          797,614
NetIQ, Corp.                                            36,038          820,585
Optimal Robotics Corp.                                 112,750        2,762,375
Quest Software, Inc.*                                  130,800        1,514,664
Radware Ltd.*                                          160,375        1,400,074
                                                                   ------------
                                                                     13,354,914
                                                                   ------------
COMPUTER TECHNOLOGY (2.1%)
Nvidia Corp.*                                           74,550     $  2,047,889
Synopsys, Inc.*                                         98,075        3,933,778
                                                                   ------------
                                                                      5,981,667
                                                                   ------------
ELECTRICAL AND ELECTRONICS (0.4%)
Plexus Corp.*                                           47,925        1,130,072
                                                                   ------------
ELECTRONICS/SEMI-CONDUCTORS (2.5%)
Genesis Microchip, Inc.                                 86,350        2,429,889
Microchip Technology, Inc.*                            103,475        2,773,130
Pixelworks, Inc.                                       159,625        2,011,275
                                                                   ------------
                                                                      7,214,294
                                                                   ------------
TOTAL TECHNOLOGY                                                     29,784,947
                                                                   ------------
UTILITIES (5.0%)

ELECTRICAL (3.6%)
Allegheny Energy, Inc.                                  79,775        2,927,743
FirstEnergy Corp.                                       44,975        1,616,851
Xcel Energy Corp.                                      203,525        5,729,229
                                                                   ------------
                                                                     10,273,823
                                                                   ------------
GAS DISTRIBUTORS (0.3%)
Keyspan Corp.                                           25,600          850,944
                                                                   ------------
TELECOMMUNICATIONS (1.1%)
CenturyTel, Inc.                                        40,413        1,353,836
Western Wireless Corp. Cl. A*                           52,325        1,767,539
                                                                   ------------
                                                                      3,121,375
                                                                   ------------
TOTAL UTILITIES                                                      14,246,142
                                                                   ------------
TOTAL COMMON STOCKS
(COST $292,677,050)                                                $282,009,709
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (99.1%)
(COST $292,677,050)                                                $282,009,709
                                                                   ------------
OTHER ASSETS
LESS LIABILITIES (0.9%)                                            $  2,441,304
                                                                   ------------
NET ASSETS (100.0%)                                                $284,451,013
                                                                   ============

*    NON-INCOME PRODUCING SECURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [LOGO]
                             CORE EQUITY PORTFOLIO

SEPTEMBER 30, 2001 (UNAUDITED)

COMMON STOCKS (98.1%)                                  SHARES          VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (7.8%)

APPAREL (0.5%)
Intimate Brands, Inc.                                  141,000     $  1,269,000
Jones Apparel Group, Inc.*                              84,600        2,156,454
                                                                   ------------
                                                                      3,425,454
                                                                   ------------
AUTO PARTS (0.4%)
Magna International, Inc.                               50,175        2,646,731
                                                                   ------------
HOMEBUILDING (0.4%)
KB Home                                                 96,450        2,740,144
                                                                   ------------
PUBLISHING (0.5%)
New York Times Co. Cl. A                                83,625        3,263,884
                                                                   ------------
RESTAURANTS (1.0%)
Applebee's International, Inc.                          58,200        1,716,900
Brinker International, Inc.*                           181,141        4,278,550
                                                                   ------------
                                                                      5,995,450
                                                                   ------------
RETAIL (5.0%)
Costco Wholesale Corp.*                                110,230        3,919,779
Federated Dept. Stores, Inc.*                           84,700        2,388,540
Home Depot, Inc.                                       149,960        5,753,965
Lowe's Companies                                       135,150        4,277,497
Target Corp.                                           271,706        8,626,665
The TJX Companies, Inc.                                104,725        3,445,452
Tiffany & Co.                                          110,968        2,402,457
Venator Group, Inc.*                                   134,150        2,045,787
                                                                   ------------
                                                                     32,860,142
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                         50,931,805
                                                                   ------------
CONSUMER STAPLES (12.8%)

ENTERTAINMENT (2.0%)
AOL Time Warner, Inc.*                                 326,681       10,813,141
Viacom, Inc. Cl. B*                                     76,850        2,651,325
                                                                   ------------
                                                                     13,464,466
                                                                   ------------
FOOD AND DRUG RETAIL (1.8%)
CVS Corp.                                              203,550        6,757,860
Safeway, Inc.*                                         127,879        5,079,354
                                                                   ------------
                                                                     11,837,214
                                                                   ------------
FOODS AND BEVERAGES (7.5%)
Anheuser-Busch Companies, Inc.                         137,476     $  5,757,495
Constellation Brands, Inc. Cl. A                       106,548        4,438,790
General Mills, Inc.                                     56,475        2,569,612
Pepsi Bottling Group, Inc.                             140,575        6,476,290
PepsiCo, Inc.                                          227,451       11,031,373
Phillip Morris Co., Inc.                               171,225        8,268,455
Smithfield Foods, Inc.                                 201,650        4,244,732
The Coca-Cola Co.                                      147,870        6,927,709
                                                                   ------------
                                                                     49,714,456
                                                                   ------------
HOUSEHOLD PRODUCTS (1.5%)
Kimberly-Clark Corp.                                   104,375        6,471,250
Procter & Gamble Co.                                    46,000        3,348,340
                                                                   ------------
                                                                      9,819,590
                                                                   ------------
TOTAL CONSUMER STAPLES                                               84,835,726
                                                                   ------------
ENERGY (6.5%)

OIL/EXPLORATION AND PRODUCTION (1.9%)
Anadarko Petroleum Corp.                                92,000        4,423,360
Devon Energy Corp.                                      44,466        1,529,630
Equitable Resources, Inc.                              100,325        3,010,753
Noble Affiliates, Inc.                                 112,475        3,485,600
                                                                   ------------
                                                                     12,449,343
                                                                   ------------
OIL/INTEGRATED INTERNATIONAL (4.6%)
ChevronTexaco Corp.                                    148,950       12,623,512
ExxonMobil Corp.                                       446,068       17,575,079
                                                                   ------------
                                                                     30,198,591
                                                                   ------------
TOTAL ENERGY                                                         42,647,934
                                                                   ------------
FINANCIALS (18.6%)

BANKS (3.6%)
Bank of America Corp.                                  140,825        8,224,180
FleetBoston Financial Corp.                            238,909        8,779,906
Golden State Bancorp, Inc.*                             66,050        2,007,920
National Commerce Financial Corp.                      179,125        4,675,162
                                                                   ------------
                                                                     23,687,168
                                                                   ------------
CONSUMER FINANCE (2.6%)
AmeriCredit Corp.*                                      72,925        2,305,888
Countrywide Credit Industries, Inc.                     55,275        2,428,231

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Household International, Inc.                          114,375     $  6,448,462
MBNA Corp.                                             191,017        5,785,905
                                                                   ------------
                                                                     16,968,486
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (7.9%)
Citigroup, Inc.                                        413,737       16,756,349
Franklin Resources, Inc.                               129,700        4,496,699
Freddie Mac                                            172,108       11,187,020
Legg Mason, Inc.                                       141,700        5,633,992
Lehman Brothers Holdings, Inc.                         101,400        5,764,590
Marsh & McLennan Companies, Inc.                        85,728        8,289,898
                                                                   ------------
                                                                     52,128,548
                                                                   ------------
INSURANCE (3.6%)
Ace Ltd.                                               158,800        4,584,556
American International Group, Inc.                     168,040       13,107,120
The PMI Group, Inc.                                     95,925        5,984,761
                                                                   ------------
                                                                     23,676,437
                                                                   ------------
INVESTMENT BANKING/BROKERAGE (0.5%)
Goldman Sachs Group, Inc.                               47,016        3,354,592
                                                                   ------------
REITS (0.4%)
Equity Residential Properties Trust                     50,000        2,920,000
                                                                   ------------
TOTAL FINANCIALS                                                    122,735,231
                                                                   ------------
HEALTH CARE (17.4%)

BIOTECHNOLOGY (1.6%)
Genentech, Inc.*                                        69,625        3,063,500
Invitrogen Corp.*                                       55,575        3,654,612
Medimmune, Inc.*                                       108,650        3,871,200
                                                                   ------------
                                                                     10,589,312
                                                                   ------------
DRUGS (9.7%)
Abbott Laboratories                                    142,550        7,391,218
American Home Products Corp.                           230,663       13,436,120
Barr Laboratories, Inc.*                                31,500        2,490,390
Bristol-Myers Squibb Co.                               120,657        6,703,703
Johnson & Johnson Co.                                  154,627        8,566,336
King Pharmaceuticals, Inc.*                            114,900        4,820,055
Merck & Co., Inc.                                      151,975       10,121,535
Pharmacia Corp.                                        171,530        6,957,257
Teva Pharmaceutical Industries                          54,750        3,309,638
                                                                   ------------
                                                                     63,796,252
                                                                   ------------
HEALTH CARE EQUIPMENT AND SUPPLIES (2.6%)
Baxter International, Inc.                             235,085       12,941,429
Medtronic, Inc.                                        100,450        4,369,575
                                                                   ------------
                                                                     17,311,004
                                                                   ------------
HEALTH CARE SERVICES (3.5%)
Cardinal Health, Inc.                                   95,487     $  7,061,264
Express Scripts, Inc. Cl. A*                            80,800        4,469,856
Laboratory Corp. of America Holdings                    62,300        5,036,955
Triad Hospitals, Inc.*                                  18,650          660,210
Wellpoint Health Networks, Inc.*                        50,750        5,539,363
                                                                   ------------
                                                                     22,767,648
                                                                   ------------
TOTAL HEALTH CARE                                                   114,464,216
                                                                   ------------
INDUSTRIALS (10.7%)

CONGLOMERATES (5.3%)
General Electric Co.                                   660,449       24,568,703
Tyco International, Ltd.                               222,552       10,126,116
                                                                   ------------
                                                                     34,694,819
                                                                   ------------
CONSTRUCTION AND ENGINEERING (0.4%)
Jacobs Engineering Group, Inc.                          37,450        2,336,880
                                                                   ------------
DIVERSIFIED/MANUFACTURING (1.7%)
Danaher Corp.                                           81,042        3,823,562
Johnson Controls, Inc.                                  63,900        4,168,836
United Technologies Corp.                               66,254        3,080,811
                                                                   ------------
                                                                     11,073,209
                                                                   ------------
SERVICES/DATA PROCESSING (1.6%)
Concord EFS, Inc.*                                      88,500        4,332,075
First Data Corp.                                       109,725        6,392,579
                                                                   ------------
                                                                     10,724,654
                                                                   ------------
TRANSPORTATION (1.7%)
CNF Transportation, Inc.                               105,775        2,414,843
Southwest Airlines Co.                                 125,407        1,861,040
Teekay Shipping Corp.                                   85,350        2,661,213
Union Pacific Corp.                                     43,725        2,050,703
United Parcel Service, Inc.                             46,275        2,405,375
                                                                   ------------
                                                                     11,393,174
                                                                   ------------
TOTAL INDUSTRIALS                                                    70,222,736
                                                                   ------------
INFORMATION TECHNOLOGY(13.3%)

COMPUTER SOFTWARE/SERVICES (5.7%)
Accenture Ltd.                                         204,400        2,606,100
Advent Software, Inc.*                                  59,000        2,221,350
BEA Systems, Inc.*                                     141,275        1,354,827
Intuit, Inc.*                                          106,200        3,801,960
Mercury Interactive Corp.*                              86,325        1,643,628
Microsoft Corp.*                                       415,068       21,239,030
Synopsys, Inc.*                                         79,800        3,200,770
Veritas Software Corp.*                                 86,425        1,593,677
                                                                   ------------
                                                                     37,661,342
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPUTER SYSTEMS (2.3%)
Dell Computer Corp.*                                   242,800     $  4,499,084
EMC Corp.*                                             148,239        1,741,808
IBM Corp.                                               75,500        6,968,650
Sun Microsystems, Inc.*                                270,161        2,234,231
                                                                   ------------
                                                                     15,443,773
                                                                   ------------
ELECTRONICS/SEMI-CONDUCTORS (3.3%)
Analog Devices, Inc.*                                   64,553        2,110,883
Intel Corp.                                            386,764        7,905,456
Maxim Integrated Products, Inc.*                       130,650        4,564,911
Novellus Systems, Inc.*                                 82,800        2,364,768
Nvidia Corp.*                                           49,900        1,370,753
Texas Instruments, Inc.                                149,100        3,724,518
                                                                   ------------
                                                                     22,041,289
                                                                   ------------
ELECTRONICS/SYSTEMS (0.1%)
Tektronix, Inc.                                         21,075          368,602
                                                                   ------------
NETWORKING/COMMUNICATIONS EQUIPMENT (1.9%)
Cisco Systems, Inc.*                                   486,335        5,923,560
Nokia Corp.                                            110,025        1,721,891
Qualcomm, Inc.*                                        108,200        5,143,828
                                                                   ------------
                                                                     12,789,279
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                         88,304,285
                                                                   ------------
MATERIALS (2.4%)

CHEMICALS (1.0%)
Air Products & Chemicals, Inc.                          71,875        2,772,938
Engelhard Corp.                                        165,350        3,819,585
                                                                   ------------
                                                                      6,592,523
                                                                   ------------
METALS (0.8%)
Alcoa, Inc.                                            169,472        5,255,327
                                                                   ------------
PAPER AND FOREST PRODUCTS (0.6%)
Willamette Industries, Inc.                             86,063        3,871,974
                                                                   ------------
TOTAL MATERIALS                                                      15,719,824
                                                                   ------------
TELECOMMUNICATION SERVICES   (5.5%)

INTEGRATED TELECOMMUNICATION SERVICES (4.8%)
Alltel Corp.                                            42,112        2,440,390
BellSouth Corp.                                        173,100        7,192,305
SBC Communications, Inc.                               158,950        7,489,724
Verizon Communications, Inc.                           263,034       14,232,770
                                                                   ------------
                                                                     31,355,189
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
AT&T Wireless Services, Inc.                           213,525        3,190,064
Sprint Corp. (PCS Group)*                               64,525     $  1,696,362
                                                                   ------------
                                                                      4,886,426
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                     36,241,615
                                                                   ------------
UTILITIES (3.1%)

ELECTRIC/NATURAL GAS (3.1%)
Allegheny Energy, Inc.                                 183,975        6,751,883
Duke Energy Corp.                                      177,261        6,709,329
Dynegy, Inc. Cl. A                                      88,675        3,072,589
KeySpan Corp.                                           14,675          487,797
Xcel Energy, Inc.                                      122,150        3,438,523
                                                                   ------------
TOTAL UTILITIES                                                      20,460,121
                                                                   ------------
TOTAL COMMON STOCKS
(COST $637,593,793)                                                $646,563,493
                                                                   ------------

SHORT-TERM INVESTMENTS (1.5%)                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES** (0.7%)
American Family Financial Services
       2.316% 04-18-2002                           $ 2,757,703     $  2,757,703
Wisconsin Corp. Central Credit Union
       2.336% 04-22-2002                               456,303          456,303
Wisconsin Electric Power Co.
       2.316% 06-21-2002                             1,174,062        1,174,062
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      4,388,068
                                                                   ------------
COMMERCIAL PAPER (0.8%)
Galaxy Funding
       3.251% 10-01-2001                             5,396,000        5,396,000
                                                                   ------------
TOTAL SHORT - TERM INVESTMENTS
(COST $9,784,068)                                                  $  9,784,068
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (99.6%)
(COST $647,377,861)                                                $656,347,561
                                                                   ------------
OTHER ASSETS
LESS LIABILITIES (0.4%)                                            $  2,856,407
                                                                   ------------
NET ASSETS (100.0%)                                                $659,203,968
                                                                   ============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                     [LOGO]
                            GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 2001 (UNAUDITED)

COMMON STOCKS (98.9%)                                 SHARES          VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (12.6%)

ADVERTISING AGENCIES (0.5%)
Omnicom Group, Inc.                                        500     $     32,450
                                                                   ------------
COMMUNICATIONS AND MEDIA (2.7%)
AOL Time Warner, Inc.*                                   4,800          158,880
                                                                   ------------
ENTERTAINMENT (1.1%)
Viacom, Inc. Cl. B*                                      1,900           65,550
                                                                   ------------
RESTAURANTS (0.6%)
Starbucks Corp.*                                         2,300           34,362
                                                                   ------------
RETAIL (7.7%)
Costco Wholesale Corp.*                                  2,300           81,788
Home Depot, Inc.                                         4,400          168,828
Kohls Department Stores*                                 1,500           72,000
Wal-Mart Stores, Inc.                                    2,700          133,650
                                                                   ------------
                                                                        456,266
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                            747,508
                                                                   ------------
CONSUMER STAPLES (5.3%)

BEVERAGES (3.7%)
The Coca-Cola Co.                                        2,200          103,070
PepsiCo, Inc.                                            2,400          116,400
                                                                   ------------
                                                                        219,470
                                                                   ------------
DRUG AND GROCERY STORE CHAINS (0.3%)
CVS Corp.                                                  500           16,600
                                                                   ------------
SOAPS AND HOUSEHOLD CHEMICALS (1.3%)
Colgate Palmolive Co.                                    1,300           75,725
                                                                   ------------
TOTAL CONSUMER STAPLES                                                  311,795
                                                                   ------------
ENERGY (1.0%)

OIL/CRUDE PRODUCERS (0.5%)
Anadarko Petroleum Corp.                                   600           28,848
                                                                   ------------
UTILITIES/GAS PIPELINES (0.5%)
Dynegy, Inc. Cl. A                                         900           31,185
                                                                   ------------
TOTAL ENERGY                                                             60,033
                                                                   ------------
FINANCIAL SERVICES (13.9%)

DIVERSIFIED FINANCIAL SERVICES (3.4%)
Citigroup, Inc.                                          2,900     $    117,450
Goldman Sachs Group, Inc.                                1,200           85,620
                                                                   ------------
                                                                        203,070
                                                                   ------------
FINANCIAL DATA PROCESSING (2.8%)
Concord EFS, Inc.*                                       1,400           68,530
First Data Corp.                                         1,700           99,042
                                                                   ------------
                                                                        167,572
                                                                   ------------
FINANCIAL/MISCELLANEOUS (1.9%)
MBNA Corp.                                               3,700          112,073
                                                                   ------------
INSURANCE/MULTILINE (3.8%)
Aflac, Inc.                                              1,900           51,300
American International Group, Inc.                       2,200          171,600
                                                                   ------------
                                                                        222,900
                                                                   ------------
INVESTMENT MANAGEMENT COMPANIES (1.2%)
SEI Investments Co.                                      2,200           70,400
                                                                   ------------
SECURITIES BROKERAGE AND SERVICES (0.8%)
Lehman Brothers Holdings, Inc.                             800           45,480
                                                                   ------------
TOTAL FINANCIAL SERVICES                                                821,495
                                                                   ------------
HEALTH CARE (31.1%)

BIOTECHNOLOGY RESEARCH (4.0%)
Baxter International, Inc.                               1,600           88,080
Idec Pharmaceuticals Corp.*                              1,800           89,226
Invitrogen Corp.*                                          950           62,472
                                                                   ------------
                                                                         239,778
                                                                   ------------
DRUGS AND PHARMACEUTICALS (19.3%)
Allergan, Inc.                                           1,200           79,560
American Home Products Corp.                             1,300           75,725
Amgen, Inc.*                                               700           41,139
Barr Laboratories, Inc.*                                   500           39,530
Cardinal Health, Inc.                                    2,400          177,480
Eli Lilly & Co.                                            850           68,595
Johnson & Johnson                                        2,500          138,500
King Pharmaceuticals, Inc.*                              2,133           89,480
Medimmune, Inc.*                                         2,100           74,823
Merck & Co.                                              1,300           86,580
Pfizer, Inc.                                             6,700          268,670
                                                                   ------------
                                                                      1,140,082
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS MEDICAL SYSTEMS (1.7%)
Medtronic, Inc.                                          2,300     $    100,050
                                                                   ------------
HEALTH CARE FACILITIES (2.1%)
Laboratory Corp. Of America Holdings                       500           40,425
Tenet Healthcare Corp.*                                    800           47,720
Triad Hospitals, Inc.*                                   1,000           35,400
                                                                   ------------
                                                                        123,545
                                                                   ------------
HEALTH CARE MANAGEMENT (1.3%)
Wellpoint Health Networks, Inc.*                           700           76,405
                                                                   ------------
HEALTH CARE SERVICES (1.8%)
Express Scripts, Inc. Cl. A*                             1,900          105,108
                                                                   ------------
MEDICAL AND DENTAL INSTRUMENTS (0.9%)
Cytyc Corp.                                              1,900           50,939
                                                                   ------------
TOTAL HEALTH CARE                                                     1,835,907
                                                                   ------------
OTHER (7.5%)

MULTISECTOR COMPANIES (7.5%)
General Electric Co.                                     8,000          297,600
Tyco International Ltd.                                  3,200          145,600
                                                                   ------------
TOTAL OTHER                                                             443,200
                                                                   ------------
PRODUCER DURABLES (2.6%)

AEROSPACE (0.3%)
United Technologies Corp.                                  400           18,600
                                                                   ------------
PRODUCTION TECHNOLOGY EQUIPMENT (1.9%)
Applied Materials, Inc.*                                 1,800           51,192
FEI Company                                              1,100           23,925
Novellus Systems, Inc.*                                  1,400           39,984
                                                                   ------------
                                                                        115,101
                                                                   ------------
TELECOMMUNICATION EQUIPMENT (0.4%)
Nokia Corp.                                              1,700           26,605
                                                                   ------------
TOTAL PRODUCER DURABLES                                                 160,306
                                                                   ------------
TECHNOLOGY (21.4%)

COMMUNICATIONS TECHNOLOGY (3.4%)
Brocade Communications
Systems, Inc.*                                           1,700           23,851
Cisco Systems, Inc.*                                     7,400           90,132
Qualcomm, Inc.*                                          1,800           85,572
                                                                   ------------
                                                                        199,555
                                                                   ------------
COMPUTER SERVICES, SOFTWARE AND SYSTEMS (7.5%)
BEA Systems, Inc.*                                       3,200           30,688
Intuit, Inc.*                                              800           28,640
Mercury Interactive Corp.*                               1,350           25,704
Microsoft Corp.*                                         6,500          332,605
Veritas Software Corp.*                                  1,400           25,816
                                                                   ------------
                                                                        443,453
                                                                   ------------
COMPUTER TECHNOLOGY (5.0%)
Dell Computer Corp.*                                     4,500     $     83,385
EMC Corp.*                                               3,400           39,950
IBM Corp.                                                1,350          124,605
Sun Microsystems, Inc.*                                  6,100           50,447
                                                                   ------------
                                                                        298,387
                                                                   ------------
ELECTRONICS/SEMI-CONDUCTORS (5.5%)
Analog Devices, Inc.*                                    1,650           53,955
Intel Corp.                                              7,100          145,124
Maxim Integrated Products, Inc.*                         1,550           54,157
Texas Instruments, Inc.                                  3,000           74,940
                                                                   ------------
                                                                        328,176
                                                                   ------------
TOTAL TECHNOLOGY                                                      1,269,571
                                                                   ------------
UTILITIES (3.5%)

CABLE TELEVISION AND RADIO (2.5%)
Comcast Corp Cl. A*                                      4,200          150,654
                                                                   ------------
TELECOMMUNICATIONS (1.0%)
AT&T Wireless Services, Inc.                             1,800           26,892
Sprint Corp. (PCS Group)*                                1,200           31,548
                                                                   ------------
                                                                         58,440
                                                                   ------------
TOTAL UTILITIES                                                         209,094
                                                                   ------------
TOTAL COMMON STOCKS
(COST $6,941,126)                                                  $  5,858,909
                                                                   ------------

SHORT-TERM INVESTMENTS (2.4%)                   PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE  DEMAND NOTES** (2.4%)
American Family Financial Services
       2.316% 04-18-2002                              $111,649     $    111,649
Wisconsin Electric Power Co.
       2.316% 06-21-2002                                28,667           28,667
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                        140,316
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $140,316)                                                    $    140,316
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (101.3%)
(COST $7,081,442)                                                  $  5,999,225
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                      $    (77,730)
                                                                   ------------
NET ASSETS (100.0%)                                                $  5,921,495
                                                                   ============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                     [LOGO]
                               BALANCED PORTFOLIO


SEPTEMBER 30, 2001 (UNAUDITED)

LONG-TERM DEBT SECURITIES (39.3%)              PRINICIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (26.1%)

FINANCE (24.1%)

AUTOMOBILE (4.3%)
Ford Motor Credit Co.
    6.125% 04-28-2003                             $    190,000     $    194,987
    6.875% 02-01-2006                                2,500,000        2,576,735
GMAC
    5.750% 11-10-2003                                1,000,000        1,024,155
    6.750% 01-15-2006                                1,000,000        1,029,408
                                                                   ------------
                                                                      4,825,285
                                                                   ------------
BANKS (3.6%)
Bank of America Corp.
    7.125% 09-15-2006                                1,500,000        1,638,657
Citicorp
    7.125% 06-01-2003                                1,000,000        1,058,446
NationsBank Corp.
    6.125% 07-15-2004                                1,350,000        1,420,879
                                                                   ------------
                                                                      4,117,982
                                                                   ------------
CONSUMER (2.4%)
Avco Financial Services
    6.000% 08-15-2002                                  800,000          819,672
Beneficial Financial Corp.
    6.350% 12-03-2001                                  850,000          855,063
Sears Roebuck & Co.
    6.670% 07-07-2003                                1,000,000        1,037,888
                                                                   ------------
                                                                      2,712,623
                                                                   ------------
DIVERSIFIED (4.2%)
Associates Corp. of North America
    7.500% 04-15-2002                                  100,000          102,481
    5.750% 11-01-2003                                1,000,000        1,039,065
Commercial Credit TRV
    6.875% 05-01-2002                                  200,000          204,548
    6.500% 06-01-2005                                1,150,000        1,219,485
Household Finance Corp.
    8.000% 05-09-2005                                2,000,000        2,187,350
                                                                   ------------
                                                                      4,752,929
                                                                   ------------
INSURANCE (2.4%)
Hartford Life Inc.
    6.900% 06-15-2004                             $  1,000,000     $  1,064,522
Reliastar Financial Corp.
    6.500% 11-15-2008                                1,600,000        1,662,387
                                                                   ------------
                                                                      2,726,909
                                                                   ------------
INVESTMENT BANKING/BROKERAGE (5.8%)
Goldman Sachs Group
    6.650% 05-15-2009                                2,000,000        2,058,660
Merrill Lynch
    7.375% 08-17-2002                                   30,000           31,141
    6.000% 02-12-2003                                  500,000          518,279
    5.880% 01-15-2004                                  700,000          729,283
Morgan Stanley Dean Witter & Co.
    6.100% 04-15-2006                                2,000,000        2,069,634
Salomon Smith Barney Holdings Inc.
    6.625% 07-01-2002                                1,050,000        1,078,305
                                                                   ------------
                                                                      6,485,302
                                                                   ------------
LEASING COMPANIES (1.4%)
International Lease Finance Corp.
Medium-Term Note
    5.350% 05-05-2004                                1,550,000        1,606,885
                                                                   ------------
TOTAL FINANCE                                                        27,227,915
                                                                   ------------
INDUSTRIAL (2.0%)

ENERGY AND RELATED GOODS AND SERVICES (0.4%)
Texaco Capital Medium-Term Note
    7.250% 08-01-2002                                  400,000          414,154
                                                                   ------------
MEDICAL AND RELATED GOODS AND SERVICES (0.2%)
Smithkline Beecham PLC Corp.
Medium-Term Note
    6.625% 10-01-2005                                  200,000          206,426
                                                                   ------------
TELEPHONE (1.4%)
AT&T Corp.
    5.625% 03-15-2004                                1,500,000        1,536,029
                                                                   ------------
TOTAL INDUSTRIAL                                                      2,156,609
                                                                   ------------
TOTAL CORPORATE BONDS                                                29,384,524
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. TREASURY NOTES (12.3%)
    7.500% 11-15-2001                             $    400,000     $    402,469
    6.375% 08-15-2002                                2,500,000        2,584,278
    6.250% 02-15-2003                                  425,000          445,636
    5.750% 08-15-2003                                  700,000          737,356
    6.000% 08-15-2004                                3,000,000        3,223,713
    7.000% 07-15-2006                                2,750,000        3,115,987
    6.500% 10-15-2006                                3,000,000        3,341,955
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                            13,851,394
                                                                   ------------
FOREIGN BONDS (U.S. DOLLAR DENOMINATED) (0.9%)
Hydro Quebec
    7.375% 02-01-2003                                  350,000          368,375
Ontario Global Bond
    7.375% 01-27-2003                                  650,000          684,276
                                                                   ------------
TOTAL FOREIGN BONDS                                                   1,052,651
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES
(COST $42,355,422)                                                 $ 44,288,569
                                                                   ------------

COMMON STOCKS (59.0%)                                 SHARES          VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (4.7%)

APPAREL (0.3%)
Intimate Brands, Inc.                                   14,075     $    126,675
Jones Apparel Group, Inc.*                               9,175          233,871
                                                                   ------------
                                                                        360,546
                                                                   ------------
AUTO PARTS (0.3%)
Magna International, Inc.                                5,700          300,675
                                                                   ------------
HOMEBUILDING (0.3%)
KB Home                                                 11,375          323,164
                                                                   ------------
PUBLISHING (0.3%)
New York Times Co. Cl. A                                 9,675          377,615
                                                                   ------------
RESTAURANTS (0.5%)
Applebee's International, Inc.                           6,250          184,375
Brinker International, Inc.*                            17,762          419,538
                                                                   ------------
                                                                        603,913
                                                                   ------------
RETAIL (3.0%)
Costco Wholesale Corp.*                                 11,125          395,605
Federated Dept. Stores, Inc.*                            8,325          234,765
Home Depot, Inc.                                        16,674          639,781
Lowe's Companies                                        12,950          409,867
Target Corp.                                            27,725          880,269
The TJX Companies, Inc.                                 10,775          354,497
Tiffany & Co.                                           10,950     $    237,067
Venator Group, Inc.*                                    14,200          216,550
                                                                   ------------
                                                                      3,368,401
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                          5,334,314
                                                                   ------------

CONSUMER STAPLES (7.7%)

ENTERTAINMENT (1.1%)
AOL Time Warner, Inc.*                                  30,237        1,000,845
Viacom, Inc. Cl. B*                                      8,450          291,525
                                                                   ------------
                                                                      1,292,370
                                                                   ------------
FOOD AND DRUG RETAIL (1.1%)
CVS Corp.                                               21,725          721,270
Safeway, Inc.*                                          13,175          523,311
                                                                   ------------
                                                                      1,244,581
                                                                   ------------
FOODS AND BEVERAGES (4.5%)
Anheuser-Busch Companies, Inc.                          14,925          625,059
The Coca-Cola Co.                                       14,825          694,551
Constellation Brands, Inc. Cl. A                        12,100          504,086
General Mills, Inc.                                      5,550          252,525
Pepsi Bottling Group, Inc.                              13,700          631,159
PepsiCo, Inc.                                           22,857        1,108,564
Phillip Morris Co., Inc.                                16,675          805,236
Smithfield Foods, Inc.                                  21,850          459,942
                                                                   ------------
                                                                      5,081,122
                                                                   ------------
HOUSEHOLD PRODUCTS (1.0%)
Kimberly-Clark Corp.                                    11,050          685,100
Procter & Gamble Co.                                     5,450          396,705
                                                                   ------------
                                                                      1,081,805
                                                                   ------------
TOTAL CONSUMER STAPLES                                                8,699,878
                                                                   ------------

ENERGY (4.0%)

OIL/EXPLORATION AND PRODUCTION (1.2%)
Anadarko Petroleum Corp.                                 9,425          453,154
Devon Energy Corp.                                       5,500          189,200
Equitable Resources, Inc.                               10,600          318,106
Noble Affiliates, Inc.                                  12,175          377,303
                                                                   ------------
                                                                      1,337,763
                                                                   ------------
OIL/INTEGRATED INTERNATIONAL (2.8%)
ChevronTexaco Corp.                                     16,400        1,389,900
ExxonMobil Corp.                                        43,508        1,714,215
                                                                   ------------
                                                                      3,104,115
                                                                   ------------
TOTAL ENERGY                                                          4,441,878
                                                                   ------------
FINANCIALS (11.0%)

BANKS (2.2%)
Bank of America Corp.                                   15,475          903,740
FleetBoston Financial Corp.                             22,925          842,494

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Golden State Bancorp, Inc.*                              7,225          219,640
National Commerce Financial Corp.                       19,275          503,077
                                                                   ------------
                                                                      2,468,951
                                                                   ------------
CONSUMER FINANCE (1.6%)
AmeriCredit Corp.*                                       8,425          266,398
Countrywide Credit Industries, Inc.                      6,025          264,678
Household International, Inc.                           12,175          686,426
MBNA Corp.                                              19,550          592,169
                                                                   ------------
                                                                      1,809,671
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES (4.7%)
Citigroup, Inc.                                         37,865        1,533,532
Franklin Resources, Inc.                                12,750          442,042
Freddie Mac                                             18,675        1,213,875
Legg Mason, Inc.                                        13,725          545,706
Lehman Brothers Holdings, Inc.                          11,575          658,039
Marsh & McLennan Companies, Inc.                         8,512          823,110
                                                                   ------------
                                                                      5,216,304
                                                                   ------------
INSURANCE (1.9%)
Ace Ltd.                                                15,000          433,050
American International Group, Inc.                      14,820        1,155,960
The PMI Group, Inc.                                      9,150          570,869
                                                                   ------------
                                                                      2,159,879
                                                                   ------------
INVESTMENT BANKING/BROKERAGE (0.3%)
Goldman Sachs Group, Inc.                                4,950          353,183
                                                                   ------------
REITS (0.3%)
Equity Residential Properties Trust                      5,775          337,260
                                                                   ------------
TOTAL FINANCIALS                                                     12,345,248
                                                                   ------------

HEALTH CARE (10.2%)

BIOTECHNOLOGY (1.1%)
Genentech, Inc.*                                         6,250          275,000
Invitrogen Corp.*                                        8,550          562,248
Medimmune, Inc.*                                        12,725          453,392
                                                                   ------------
                                                                      1,290,640
                                                                   ------------
DRUGS (5.7%)
Abbott Laboratories                                     14,600          757,010
American Home Products Corp.                            22,950        1,336,838
Bristol-Myers Squibb Co.                                13,675          759,783
Johnson & Johnson Co.                                   17,400          963,960
King Pharmaceuticals, Inc.*                             12,800          536,960
Merck & Co., Inc.                                       14,050          935,730
Pharmacia Corp.                                         17,332          702,986
Teva Pharmaceutical Industries                           6,175          373,279
                                                                   ------------
                                                                      6,366,546
                                                                   ------------
HEALTH CARE EQUIPMENT AND SUPPLIES (1.5%)
Baxter International, Inc.                              23,200        1,277,160
Medtronic, Inc.                                         10,750     $    467,625
                                                                   ------------
                                                                      1,744,785
                                                                   ------------
HEALTH CARE SERVICES (1.9%)
Cardinal Health, Inc.                                    9,212          681,227
Express Scripts, Inc. Cl. A*                             7,050          390,006
Laboratory Corp. Of America Holdings                     6,050          489,143
Wellpoint Health Networks, Inc.*                         5,150          562,123
                                                                   ------------
                                                                      2,122,499
                                                                   ------------
TOTAL HEALTH CARE                                                    11,524,470
                                                                   ------------

INDUSTRIALS (6.6%)

CONGLOMERATES (3.2%)
General Electric Co.                                    67,875        2,524,950
Tyco International, Ltd.                                24,475        1,113,613
                                                                   ------------
                                                                      3,638,563
                                                                   ------------
CONSTRUCTION AND ENGINEERING (0.3%)
Jacobs Engineering Group, Inc.                           5,400          336,960
                                                                   ------------
DIVERSIFIED/MANUFACTURING (1.0%)
Danaher Corp.                                            8,900          419,902
Johnson Controls, Inc.                                   6,575          428,953
United Technologies Corp.                                7,100          330,150
                                                                   ------------
                                                                      1,179,005
                                                                   ------------
SERVICES/DATA PROCESSING (1.0%)
Concord EFS, Inc.*                                      10,000          489,500
First Data Corp.                                        10,625          619,013
                                                                   ------------
                                                                      1,108,513
                                                                   ------------
TRANSPORTATION (1.1%)
CNF Transportation, Inc.                                 9,975          227,729
Southwest Airlines Co.                                  14,975          222,229
Teekay Shipping Corp.                                    8,700          271,266
Union Pacific Corp.                                      4,125          193,463
United Parcel Service, Inc.                              5,225          271,596
                                                                   ------------
                                                                      1,186,283
                                                                   ------------
TOTAL INDUSTRIALS                                                     7,449,324
                                                                   ------------
INFORMATION TECHNOLOGY (8.0%)

COMPUTER SOFTWARE/SERVICES (3.3%)
Accenture Ltd.                                          24,875          317,156
Advent Software, Inc.*                                   5,300          199,545
BEA Systems, Inc.*                                      15,275          146,487
Intuit, Inc.*                                           10,650          381,270
Mercury Interactive Corp.*                               8,625          164,220
Microsoft Corp.*                                        38,125        1,950,856
Synopsys, Inc.*                                          8,925          357,981
Veritas Software Corp.*                                  9,500          175,180
                                                                   ------------
                                                                      3,692,695
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPUTER SYSTEMS (1.4%)
Dell Computer Corp.*                                    24,700     $    457,691
EMC Corp.*                                              14,000          164,500
IBM Corp.                                                7,350          678,405
Sun Microsystems, Inc.*                                 30,325          250,788
                                                                   ------------
                                                                      1,551,384
                                                                   ------------
ELECTRONICS/SEMI-CONDUCTORS (2.1%)
Analog Devices, Inc.*                                    6,250          204,375
Intel Corp.                                             48,375          988,785
Maxim Integrated Products, Inc.*                        12,625          441,118
Novellus Systems, Inc.*                                  7,875          224,910
Nvidia Corp.*                                            5,550          152,459
Texas Instruments, Inc.                                 14,450          360,961
                                                                   ------------
                                                                      2,372,608
                                                                   ------------
NETWORKING/COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc.*                                    45,246          551,096
Nokia Corp.                                             13,450          210,493
Qualcomm, Inc.*                                         12,050          572,857
                                                                   ------------
                                                                      1,334,446
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY                                          8,951,133
                                                                   ------------
MATERIALS (1.6%)

CHEMICALS (0.6%)
Air Products & Chemicals, Inc.                           7,425          286,457
Engelhard Corp.                                         16,800          388,080
                                                                   ------------
                                                                        674,537
                                                                   ------------
METALS (0.5%)
Alcoa, Inc.                                             18,750          581,438
                                                                   ------------
PAPER AND FOREST PRODUCTS (0.5%)
Willamette Industries, Inc.                             12,225          550,003
                                                                   ------------
TOTAL MATERIALS                                                       1,805,978
                                                                   ------------

TELECOMMUNICATION SERVICES (3.3%)

INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
Alltel Corp.                                             4,100          237,595
BellSouth Corp.                                         14,400          598,320
SBC Communications, Inc.                                17,025          802,218
Verizon Communications, Inc.                            27,571        1,491,867
                                                                   ------------
                                                                      3,130,000
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
AT&T Wireless Services, Inc.                            25,350          378,729
Sprint Corp. (PCS Group)*                                7,800          205,062
                                                                   ------------
                                                                        583,791
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                      3,713,791
                                                                   ------------

UTILITIES (1.9%)

ELECTRIC/NATURAL GAS (1.9%)
Allegheny Energy, Inc.                                  17,550     $    644,085
Duke Energy Corp.                                       18,225          689,816
Dynegy, Inc. Cl. A                                       6,500          225,225
KeySpan Corp.                                            5,450          181,158
Xcel Energy, Inc.                                       15,050          423,658
                                                                   ------------
TOTAL UTILITIES                                                       2,163,942
                                                                   ------------
TOTAL COMMON STOCKS
(COST $67,513,014)                                                 $ 66,429,956
                                                                   ------------

SHORT-TERM INVESTMENTS (1.1%)                   PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAN NOTES** (1.1%)
American Family Financial Services
       2.316% 04-18-2002                            $  625,787     $    625,787
Wisconsin Corp. Central Credit Union
       2.336% 04-22-2002                                38,666           38,666
Wisconsin Electric Power Co.
       2.316% 06-21-2002                               571,205          571,205
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      1,235,658
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,235,658)                                                  $  1,235,658
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (99.4%)
(COST $111,104,094)                                                $111,954,183
                                                                   ------------
OTHER ASSETS
LESS LIABILITIES (0.6%)                                            $    716,289
                                                                   ------------
NET ASSETS (100.0%)                                                $112,670,472
                                                                   ============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     [LOGO]
                      INTERMEDIATE FIXED INCOME PORTFOLIO

SEPTEMBER 30, 2001 (UNAUDITED)

LONG-TERM DEBT SECURITIES (87.5%)                PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS (37.8%)

FINANCE (34.6%)

AUTOMOBILE (9.6%)
Ford Motor Credit Co.
    6.125% 04-28-2003                             $    125,000     $    128,281
    6.875% 02-01-2006                                1,200,000        1,236,833
GMAC
    7.500% 07-15-2005                                1,000,000        1,055,485
GMAC Medium-Term Note
    6.500% 12-06-2004                                  500,000          518,816
                                                                   ------------
                                                                      2,939,415
                                                                   ------------
BANKS (2.7%)
Bank One Corp.
    7.375% 12-01-2002                                  780,000          817,053
                                                                   ------------
CONSUMER (5.1%)
Beneficial Financial Corp. Medium-Term Note
    6.510% 12-03-2003                                  500,000          524,802
Sears Roebuck & Co.
    6.670% 07-07-2003                                1,000,000        1,037,888
                                                                   ------------
                                                                      1,562,690
                                                                   ------------
DIVERSIFIED (5.2%)
Commercial Credit TRV
    6.500% 06-01-2005                                  400,000          424,169
Household Finance Corp.
    8.000% 05-09-2005                                1,050,000        1,148,359
                                                                   ------------
                                                                      1,572,528
                                                                   ------------
INVESTMENT BANKING/BROKERAGE (12.0%)
Goldman Sachs Group
    6.650% 05-15-2009                                  600,000          617,598
Merrill Lynch & Co.
    5.880% 01-15-2004                             $    525,000     $    546,962
Morgan Stanley Dean Witter & Co.
    6.375% 12-15-2003                                  175,000          183,704
    7.750% 06-15-2005                                  500,000          547,197
    6.100% 04-15-2006                                  500,000          517,408
Salomon Smith Barney Holdings Inc.
    6.625% 07-01-2002                                1,200,000        1,232,348
                                                                   ------------
                                                                      3,645,217
                                                                   ------------
TOTAL FINANCE                                                        10,536,903
                                                                   ------------
INDUSTRIAL (3.2%)

TELEPHONE (3.2%)
AT&T Corp.
    5.625% 03-15-2004                                  950,000          972,818
                                                                   ------------
TOTAL INDUSTRIAL                                                        972,818
                                                                   ------------
TOTAL CORPORATE BONDS                                                11,509,721
                                                                   ------------
U.S. GOVERNMENT AGENCY (3.6%)
Federal Home Loan Bank
    6.500% 11-15-2005                                1,000,000        1,088,587
                                                                   ------------
U.S. TREASURY NOTES (44.4%)
    7.500% 11-15-2001                                  500,000          503,086
    6.625% 03-31-2002                                1,000,000        1,020,704
    6.375% 08-15-2002                                1,300,000        1,343,824
    6.250% 02-15-2003                                   75,000           78,642
    5.750% 08-15-2003                                1,500,000        1,580,048
    7.250% 05-15-2004                                1,500,000        1,654,454
    7.000% 07-15-2006                                2,400,000        2,719,406
    6.500% 10-15-2006                                2,100,000        2,339,369
    6.625% 05-15-2007                                2,000,000        2,251,876
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                            13,491,409
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FOREIGN BONDS (U.S. DOLLAR DENOMINATED) (1.7%)

Hydro Quebec
    7.375% 02-01-2003                             $    200,000     $    210,500
Ontario Global Bond
    7.375% 01-27-2003                                  290,000          305,293
                                                                   ------------
TOTAL FOREIGN BONDS                                                     515,793
                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES
(COST $25,461,636)                                                 $ 26,605,510
                                                                   ------------

SHORT-TERM INVESTMENTS (10.9%)               PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------
VARIABLE-RATE DEMAND NOTES* (10.9%)

American Family Financial Services
    2.316% 04-18-2002                             $    966,181     $    966,181
Wisconsin Corp. Central Credit Union
    2.336% 04-22-2002                                1,214,338        1,214,338
Wisconsin Electric Power Co.
    2.316% 06-21-2002                                1,128,318        1,128,318
                                                                   ------------
TOTAL VARIABLE-RATE DEMAND NOTES                                      3,308,837
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,308,837)                                                  $  3,308,837
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES (98.4%)
(COST $28,770,473)                                                 $ 29,914,347
                                                                   ------------
OTHER ASSETS LESS LIABILITIES (1.6%)                               $    471,066
                                                                   ------------
NET ASSETS (100.0%)                                                $ 30,385,413
                                                                   ============

* THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

                      STATEMENTS OF ASSETS AND LIABILITIES

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
SEPTEMBER 30, 2001 (UNAUDITED)

                                                 SMALL/MID                           GROWTH                         INTERMEDIATE
                                                 CAP EQUITY      CORE EQUITY         EQUITY          BALANCED       FIXED INCOME
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               -------------    -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at cost (Note 2)    $ 292,677,050    $ 647,377,861    $   7,081,442    $ 111,104,094    $  28,770,473
                                               =============    =============    =============    =============    =============

Investments in securities, at value (Note 2)   $ 282,009,709    $ 656,347,561    $   5,999,225    $ 111,954,183    $  29,914,347
Cash                                                      --          119,846               --               --           79,063
Receivables
  Investment securities sold                       9,970,209        7,317,424          134,743          919,278               --
  Dividends and interest                             409,252          706,772            3,159          826,857          523,228
  Fund shares sold                                 1,758,131          436,560               --            1,597               --
  Due from Investment Advisor (Note 3)                    --               --            1,843               --               --
Prepaid expenses                                      20,873           26,288           14,831           10,897            5,075
                                               -------------    -------------    -------------    -------------    -------------
     Total assets                                294,168,174      664,954,451        6,153,801      113,712,812       30,521,713
                                               -------------    -------------    -------------    -------------    -------------

LIABILITIES
Cash overdraft                                       161,110               --               --              914               --
Payables
  Investment securities purchased                  9,019,910        3,718,403          213,541          375,994               --
  Fund shares redeemed                               144,313        1,231,559            9,863            5,094               --
  Distributions to shareholders                           --               --               --          517,558          110,544
  Due to Investment Advisor (Note 3)                 223,873          450,309               --           73,007            4,204
  Due under Distribution Plan (Note 3)                65,845          150,103            1,339           25,103            2,644
Accrued expenses                                      84,584          170,898            6,380           38,828           14,249
Deferred Trustees Compensation (Note 5)               17,526           29,211            1,183            5,842            4,659
                                               -------------    -------------    -------------    -------------    -------------
     Total liabilities                             9,717,161        5,750,483          232,306        1,042,340          136,300
                                               -------------    -------------    -------------    -------------    -------------

NET ASSETS                                     $ 284,451,013    $ 659,203,968    $   5,921,495    $ 112,670,472    $  30,385,413
                                               =============    =============    =============    =============    =============

COMPONENTS OF NET ASSETS
  Paid-in capital                              $ 299,332,308    $ 671,810,984    $  11,029,110    $ 114,540,707    $  29,222,631
  Accumulated undistributed
    net investment income (loss)                    (542,377)         (41,651)         (30,969)          16,303           11,777
  Accumulated undistributed net
    realized gain (loss) on investments           (3,671,577)     (21,535,065)      (3,994,429)      (2,736,627)           7,131
  Net unrealized appreciation
    (depreciation) on investments                (10,667,341)       8,969,700       (1,082,217)         850,089        1,143,874
                                               -------------    -------------    -------------    -------------    -------------
Net assets                                     $ 284,451,013    $ 659,203,968    $   5,921,495    $ 112,670,472    $  30,385,413
                                               =============    =============    =============    =============    =============
Number of shares issued and outstanding
  (unlimited shares authorized) no par value      14,503,376       32,791,331          473,288        7,522,648        2,387,557
                                               =============    =============    =============    =============    =============

NET ASSET VALUE PER SHARE                      $       19.61    $       20.10    $       12.51    $       14.98    $       12.73
                                               =============    =============    =============    =============    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR THE PERIOD ENDING SEPTEMBER 30, 2001 (UNAUDITED)

                                           SMALL/MID                        GROWTH                        INTERMEDIATE
                                           CAP EQUITY     CORE EQUITY       EQUITY         BALANCED       FIXED INCOME
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME
INCOME
  Dividends                               $  1,537,767    $  4,061,566    $     15,544    $    398,763    $         --
  Interest                                     116,736         263,700           2,940       1,355,489         818,123
                                          ------------    ------------    ------------    ------------    ------------
     Total income                            1,654,503       4,325,266          18,484       1,754,252         818,123
                                          ------------    ------------    ------------    ------------    ------------

EXPENSES
  Investment advisory fees (Note 3)          1,498,062       2,934,918          27,150         427,547          66,680
  Distribution fees (Note 3)                   440,607         978,306           9,050         152,695          14,818
  Administration fees (Note 3)                  97,996         162,520           6,005          55,608          14,818
  Custodian fees                                45,375          81,223           9,026          17,548           3,510
  Fund accounting fees                          35,497          76,860           2,657          14,940           5,164
  Reports to shareholders                       22,674          33,873           1,923           7,970           2,749
  Transfer agent fees                           17,798          30,834           5,766           9,274           6,268
  Registration expense                          13,787          25,570          10,078           6,868           6,568
  Audit fees                                    15,537          25,896           2,590           5,179           2,590
  Trustee fees                                   5,301           8,837           1,179           1,766             589
  Legal fees                                     3,501           7,854              69           1,093             269
  Miscellaneous expense                         12,215          24,776             285           3,739             823
                                          ------------    ------------    ------------    ------------    ------------
     Total expenses                          2,208,350       4,391,467          75,778         704,227         124,846
     Less: fees waived and expenses
       absorbed (Note 3)                            --              --         (32,700)             --         (43,348)
     Add: expenses recouped by
       Investment Advisor (Note 3)                  --              --              --          22,603              --
                                          ------------    ------------    ------------    ------------    ------------
     Net expenses                            2,208,350       4,391,467          43,078         726,830          81,498
                                          ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)                  (553,847)        (66,201)        (24,594)      1,027,422         736,625
                                          ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments    (14,878,819)    (24,450,396)     (1,705,864)     (3,224,527)         10,182
Net change in unrealized appreciation
  (depreciation) on investments              1,191,106     (55,767,351)        798,686      (3,685,099)        553,601
                                          ------------    ------------    ------------    ------------    ------------
NET GAIN (LOSS) ON INVESTMENTS             (13,687,713)    (80,217,747)       (907,178)     (6,909,626)        563,783
                                          ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $(14,241,560)   $(80,283,948)   $   (931,772)   $ (5,882,204)   $  1,300,408
                                          ============    ============    ============    ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                                          SMALL/MID CAP EQUITY PORTFOLIO           CORE EQUITY PORTFOLIO
                                          -------------------------------     --------------------------------
                                           Six months        Fiscal year       Six months        Fiscal year
                                             ending            ending            ending            ending
                                         Sept. 30, 2001*   March 31, 2001    Sept. 30, 2001*    March 31, 2001
                                          -------------     -------------     -------------     --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)            $    (553,847)    $  (1,123,422)    $     (66,201)    $   (1,181,065)
  Net realized gain (loss)
    on investments                          (14,878,819)       12,012,709       (24,450,396)        50,209,183
  Net change in unrealized appreciation
    (depreciation) on investments             1,191,106       (77,880,033)      (55,767,351)      (263,951,942)
                                          -------------     -------------     -------------     --------------
     Increase (decrease) in net assets
       resulting from operations            (14,241,560)      (66,990,746)      (80,283,948)      (214,923,824)
                                          -------------     -------------     -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                         --                --                --                 --
  From net realized gain on
    investments sold                                 --       (61,346,456)               --        (76,237,262)
                                          -------------     -------------     -------------     --------------
     Decrease in net assets
       from distributions                            --       (61,346,456)               --        (76,237,262)
                                          -------------     -------------     -------------     --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                  68,980,556       165,688,304        77,334,380        331,445,482
  Net asset value of shares issued on
  reinvestment of distributions                      --        60,659,490                --         74,343,206
  Cost of shares redeemed                  (108,356,465)     (228,180,058)     (109,351,223)      (349,171,029)
                                          -------------     -------------     -------------     --------------
     Net increase (decrease) from
       capital share transactions           (39,375,909)       (1,832,264)      (32,016,843)        56,617,659
                                          -------------     -------------     -------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS       (53,617,469)     (130,169,466)     (112,300,791)      (234,543,427)

NET ASSETS
Beginning of period                         338,068,482       468,237,948       771,504,759      1,006,048,186
                                          -------------     -------------     -------------     --------------
End of period                             $ 284,451,013     $ 338,068,482     $ 659,203,968     $  771,504,759
                                          =============     =============     =============     ==============

CHANGE IN SHARES OUTSTANDING
Shares sold                                   3,109,669         6,375,972         3,366,302         11,639,251
Shares issued on reinvestment
of distributions                                     --         2,633,934                --          2,869,286
Shares redeemed                              (4,896,567)       (8,979,197)       (4,807,618)       (12,155,580)
                                          -------------     -------------     -------------     --------------
  Net increase (decrease)
    in shares outstanding                    (1,786,898)           30,709        (1,441,316)         2,352,957
                                          =============     =============     =============     ==============

    GROWTH EQUITY PORTFOLIO                 BALANCED PORTFOLIO          INTERMEDIATE FIXED INCOME PORTFOLIO
-----------------------------------  --------------------------------   -----------------------------------
 Six months        June 15, 2000       Six months       Fiscal year        Six months        Fiscal year
   ending       (inception) through      ending           ending             ending            ending
Sept. 30, 2001*    March 31, 2001    Sept. 30, 2001*   March 31, 2001    Sept. 30, 2001*    March 31, 2001
-------------      -------------     -------------     -------------     -------------      -------------
$     (24,594)     $     (19,626)    $   1,027,422     $   2,127,608     $     736,625      $   1,274,139

   (1,705,864)        (2,288,565)       (3,224,527)        1,754,469            10,182             (2,484)

      798,686         (1,880,903)       (3,685,099)      (18,297,168)          553,601          1,218,151
-------------      -------------     -------------     -------------     -------------      -------------

     (931,772)        (4,189,094)       (5,882,204)      (14,415,091)        1,300,408          2,489,806
-------------      -------------     -------------     -------------     -------------      -------------

           --                 --        (1,014,314)       (2,123,901)         (731,244)        (1,271,142)

           --                 --                --        (3,584,568)               --                 --
-------------      -------------     -------------     -------------     -------------      -------------

           --                 --        (1,014,314)       (5,708,469)         (731,244)        (1,271,142)
-------------      -------------     -------------     -------------     -------------      -------------


    2,725,026         12,921,425         7,563,094        41,868,281         2,913,091         12,606,613

           --                 --         1,004,069         5,689,692           744,550          1,242,563
   (2,688,021)        (1,916,069)       (7,850,254)      (37,196,313)       (2,620,395)       (10,125,225)
-------------      -------------     -------------     -------------     -------------      -------------

       37,005         11,005,356           716,909        10,361,660         1,037,246          3,723,951
-------------      -------------     -------------     -------------     -------------      -------------
     (894,767)         6,816,262        (6,179,609)       (9,761,900)        1,606,410          4,942,615


    6,816,262                 --       118,850,081       128,611,981        28,779,003         23,836,388
-------------      -------------     -------------     -------------     -------------      -------------
$   5,921,495      $   6,816,262     $ 112,670,472     $ 118,850,081     $  30,385,413      $  28,779,003
=============      =============     =============     =============     =============      =============


      179,171            569,217           472,025         2,384,591           232,262          1,029,893

           --                 --            62,230           322,951            59,655            103,374
     (178,199)           (96,901)         (487,436)       (2,071,345)         (209,814)          (843,365)
-------------      -------------     -------------     -------------     -------------      -------------

          972            472,316            46,819           636,197            82,103            289,902
=============      =============     =============     =============     =============      =============

* UNAUDITED.

ALL INFORMATION, OTHER THAN SEPTEMBER 30, 2001 DATA, IS EXTRACTED FROM THE ANNUAL REPORT. THIS INFORMATION SHOULD BE READ IN CONJUCTION WITH OUR FINANCIAL STATEMENTS AND NOTES THERETO CONTAINED IN THE ANNUAL REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                              SMALL/MID CAP EQUITY PORTFOLIO
                                        -------------------------------------------------------------------------
                                           Six months                   Fiscal year ending March 31,
                                            ending        -------------------------------------------------------
                                        Sept. 30, 2001*    2001        2000        1999        1998        1997
                                        ---------------   -------     -------     -------     -------     -------
Net asset value, beginning of period        $ 20.75       $ 28.80     $ 19.81     $ 24.92     $ 18.54     $ 17.89

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                (0.04)        (0.07)      (0.06)      (0.01)      (0.01)       0.05
  Net realized and unrealized
    gain (loss) on investments                (1.10)        (4.10)       9.05       (4.24)       8.71        2.43
                                            -------       -------     -------     -------     -------     -------
     Total from investment operations         (1.14)        (4.17)       8.99       (4.25)       8.70        2.48
                                            -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
  From net investment income                     --            --          --       (0.01)      (0.01)      (0.06)
  From net realized gain                         --         (3.88)         --     (0.85)1       (2.31)      (1.77)
                                            -------       -------     -------     -------     -------     -------
     Total distributions                         --         (3.88)         --       (0.86)      (2.32)      (1.83)
                                            -------       -------     -------     -------     -------     -------
Net asset value, end of period              $ 19.61       $ 20.75     $ 28.80     $ 19.81     $ 24.92     $ 18.54
                                            =======       =======     =======     =======     =======     =======

Total return                                  (5.49%)+     (15.83%)     45.38%     (17.18%)     48.68%      14.57%
                                            =======       =======     =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)        $ 284.5       $ 338.1     $ 468.2     $ 430.0     $ 515.7     $ 136.3
                                            =======       =======     =======     =======     =======     =======

RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and
    expenses absorbed                          1.25%++       1.24%       1.25%       1.25%       1.26%       1.33%
  After fees waived and
    expenses absorbed                           n/a           n/a         n/a         n/a         n/a        1.40%
                                            =======       =======     =======     =======     =======     =======

RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS, AFTER FEES
  WAIVED AND EXPENSES ABSORBED                (0.31%)++     (0.26%)     (0.24%)     (0.04%)     (0.06%)      0.27%
                                            =======       =======     =======     =======     =======     =======

Portfolio turnover rate                       87.07%+      166.24%     199.04%     143.70%     107.17%     130.54%
                                            =======       =======     =======     =======     =======     =======

*    UNAUDITED.
+    NOT ANNUALIZED.
++   ANNUALIZED
(1) OF THIS AMOUNT, THE FUND DESIGNATED $0.17 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B) (3).

ALL INFORMATION, OTHER THAN SEPTEMBER 30, 2001 DATA, IS EXTRACTED FROM THE ANNUAL REPORT. THIS INFORMATION SHOULD BE READ IN CONJUCTION WITH OUR FINANCIAL STATEMENTS AND NOTES THERETO CONTAINED IN THE ANNUAL REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                       CORE EQUITY PORTFOLIO
                                       ------------------------------------------------------------------------------------
                                         Six months                          Fiscal year ending March 31,
                                           ending         -----------------------------------------------------------------
                                       Sept. 30, 2001*      2001          2000          1999          1998          1997
                                       --------------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period      $   22.54       $   31.56     $   25.34     $   24.67     $   18.97     $   17.53

INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                (0.00)**        (0.03)        (0.03)         0.05          0.07          0.13
  Net realized and unrealized
    gain (loss) on investments                (2.44)          (6.50)         7.93          1.95          8.86          2.86
                                          ---------       ---------     ---------     ---------     ---------     ---------
     Total from investment operations         (2.44)          (6.53)         7.90          2.00          8.93          2.99
                                          ---------       ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  From net investment income                     --              --            --         (0.07)        (0.07)        (0.13)
  From net realized gain                         --           (2.49)        (1.68)      (1.26)1         (3.16)        (1.42)
                                          ---------       ---------     ---------     ---------     ---------     ---------
     Total distributions                         --           (2.49)        (1.68)        (1.33)        (3.23)        (1.55)
                                          ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period            $   20.10       $   22.54     $   31.56     $   25.34     $   24.67     $   18.97
                                          =========       =========     =========     =========     =========     =========

Total return                                 (10.83%)+       (21.72%)       32.06%         8.64%        49.64%        17.88%
                                          =========       =========     =========     =========     =========     =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)      $   659.2       $   771.5     $ 1,006.0     $   910.6     $   698.7     $   260.6
                                          =========       =========     =========     =========     =========     =========

RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and
    expenses absorbed                          1.12%++         1.11%         1.11%         1.13%         1.14%         1.18%
  After fees waived and
    expenses absorbed                           n/a             n/a           n/a           n/a           n/a          1.22%
                                          =========       =========     =========     =========     =========     =========

RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS, AFTER FEES
  WAIVED AND EXPENSES ABSORBED                (0.02%)++       (0.13%)       (0.12%)        0.23%         0.37%         0.74%
                                          =========       =========     =========     =========     =========     =========

Portfolio turnover rate                       37.34%+         81.48%        82.98%       132.91%       119.88%       146.12%
                                          =========       =========     =========     =========     =========     =========

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                    GROWTH EQUITY PORTFOLIO
                                               ---------------------------------
                                                                  June 15, 2000
                                                 Six months        (inception)
                                                   ending            through
                                               Sept. 30, 2001*    March 31, 2001
                                               ---------------    --------------
Net asset value, beginning of period               $ 14.43            $ 25.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                (0.07)             (0.04)
  Net realized and unrealized
    loss on investments                              (1.85)            (10.53)
                                                   -------            -------
     Total from investment operations                (1.92)            (10.57)
                                                   -------            -------
Net asset value, end of period                     $ 12.51            $ 14.43
                                                   =======            =======

Total return+                                       (13.31%)           (42.28%)
                                                   =======            =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)               $   5.9            $   6.8
                                                   =======            =======

RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and
    expenses absorbed++                               2.10%              2.38%
  After fees waived and
    expenses absorbed++                               1.19%              1.19%
                                                   =======            =======

RATIO OF NET INVESTMENT LOSS TO
  AVERAGE NET ASSETS, AFTER FEES WAIVED
  AND EXPENSES ABSORBED++                            (0.68%)            (0.52%)
                                                   =======            =======

Portfolio turnover rate+                             79.58%            122.37%
                                                   =======            =======

*    UNAUDITED.
**   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
+    NOT ANNUALIZED.
++   ANNUALIZED.
(1) OF THIS AMOUNT, THE FUND DESIGNATED $0.68 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B) (3).

ALL INFORMATION, OTHER THAN SEPTEMBER 30, 2001 DATA, IS EXTRACTED FROM THE ANNUAL REPORT. THIS INFORMATION SHOULD BE READ IN CONJUCTION WITH OUR FINANCIAL STATEMENTS AND NOTES THERETO CONTAINED IN THE ANNUAL REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                      BALANCED PORTFOLIO
                                         --------------------------------------------------------------------------
                                           Six months                     Fiscal year ending March 31,
                                             ending         -------------------------------------------------------
                                         Sept. 30, 2001*     2001        2000        1999        1998        1997
                                         ---------------    -------     -------     -------     -------     -------
Net asset value, beginning of period         $ 15.90        $ 18.80     $ 16.70     $ 16.78     $ 14.76     $ 14.53

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.14           0.30        0.28        0.28        0.35        0.37
  Net realized and unrealized
    gain (loss) on investments                 (0.92)         (2.38)       2.90        0.85        4.46        1.28
                                             -------        -------     -------     -------     -------     -------
     Total from investment operations          (0.78)         (2.08)       3.18        1.13        4.81        1.65
                                             -------        -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
  From net investment income                   (0.14)         (0.30)      (0.28)      (0.28)      (0.35)      (0.37)
  From net realized gain                          --          (0.52)      (0.80)    (0.93)1       (2.44)      (1.05)
                                             -------        -------     -------     -------     -------     -------
     Total distributions                       (0.14)         (0.82)      (1.08)      (1.21)      (2.79)      (1.42)
                                             -------        -------     -------     -------     -------     -------
Net asset value, end of period               $ 14.98        $ 15.90     $ 18.80     $ 16.70     $ 16.78     $ 14.76
                                             =======        =======     =======     =======     =======     =======

Total return                                   (4.97%)+      (11.38%)     19.59%       7.22%      34.57%      11.83%
                                             =======        =======     =======     =======     =======     =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)         $ 112.7        $ 118.9     $ 128.6     $  96.8     $  72.7     $  40.6
                                             =======        =======     =======     =======     =======     =======

RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and
    expenses absorbed or recouped               1.15%++        1.15%       1.21%       1.22%       1.28%       1.31%
  After fees waived and expenses
    absorbed or recouped                        1.19%++        1.19%       1.19%       1.19%       1.19%       1.19%
                                             =======        =======     =======     =======     =======     =======

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS, AFTER FEES WAIVED
  AND EXPENSES ABSORBED OR RECOUPED             1.68%++        1.68%       1.63%       1.78%       2.09%       2.50%
                                             =======        =======     =======     =======     =======     =======

Portfolio turnover rate                        28.08%+        57.52%      67.55%     108.28%     102.98%     133.68%
                                             =======        =======     =======     =======     =======     =======

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                        INTERMEDIATE FIXED INCOME PORTFOLIO
                                       ---------------------------------------------------------------------
                                         Six months                   Fiscal year ending March 31,
                                           ending         --------------------------------------------------
                                       Sept. 30, 2001*     2001       2000       1999       1998       1997
                                       ---------------    ------     ------     ------     ------     ------
Net asset value, beginning of period       $12.48         $11.83     $12.24     $12.45     $12.08     $12.33

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.31           0.66       0.63       0.68       0.71       0.65
  Net realized and unrealized
    gain (loss) on investments               0.25           0.65      (0.41)      0.11       0.37      (0.25)
                                           ------         ------     ------     ------     ------     ------
     Total from investment operations        0.56           1.31       0.22       0.79       1.08       0.40
                                           ------         ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
  From net investment income                (0.31)         (0.66)     (0.63)     (0.68)     (0.71)     (0.64)
  From net realized gain                       --             --         --      (0.32)(2)     --      (0.01)
                                           ------         ------     ------     ------     ------     ------
     Total distributions                    (0.31)         (0.66)     (0.63)     (1.00)     (0.71)     (0.65)
                                           ------         ------     ------     ------     ------     ------
Net asset value, end of period             $12.73         $12.48     $11.83     $12.24     $12.45     $12.08
                                           ======         ======     ======     ======     ======     ======

Total return                                 4.54%+        11.43%      1.90%      6.49%      9.11%      3.35%
                                           ======         ======     ======     ======     ======     ======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)       $ 30.4         $ 28.8     $ 23.8     $ 20.4     $ 20.0     $ 19.3
                                           ======         ======     ======     ======     ======     ======

RATIO OF EXPENSES TO AVERAGE NET ASSETS
  Before fees waived and
    expenses absorbed                        0.84%++        0.90%      0.94%      1.04%      1.19%      1.53%
  After fees waived and
    expenses absorbed                        0.55%++        0.55%      0.55%      0.55%      0.55%      0.95%
                                           ======         ======     ======     ======     ======     ======

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS, AFTER FEES
  WAIVED AND EXPENSES ABSORBED               4.97%++        5.48%      5.31%      5.39%      5.73%      5.42%
                                           ======         ======     ======     ======     ======     ======

Portfolio turnover rate                      2.18%+         5.05%      8.18%     54.59%     15.99%      8.37%
                                           ======         ======     ======     ======     ======     ======

*    UNAUDITED.
+    NOT ANNUALIZED.
++   ANNUALIZED.
(1) OF THIS AMOUNT, THE FUND DESIGNATED $0.45 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B) (3).
(2) OF THIS AMOUNT, THE FUND DESIGNATED $0.24 AS A CAPITAL GAIN DIVIDEND PER IRC SECTION 852(B) (3).

ALL INFORMATION, OTHER THAN SEPTEMBER 30, 2001 DATA, IS EXTRACTED FROM THE ANNUAL REPORT. THIS INFORMATION SHOULD BE READ IN CONJUCTION WITH OUR FINANCIAL STATEMENTS AND NOTES THERETO CONTAINED IN THE ANNUAL REPORT.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
SEPTEMBER 30, 2001 (UNAUDITED)

NOTE 1. ORGANIZATION

     Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of five separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

NOTE 2. SIGNIFICANT

ACCOUNTING POLICIES

     The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     A) SECURITY VALUATION. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the six months ending September 30, 2001.

     B) SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

     C) FEDERAL INCOME TAXES. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

     As of March 31, 2001, the Growth Equity Portfolio has a capital loss carryforward of $1,774,157 expiring from March 31, 2009 to 2010 and the Intermediate Fixed Income Portfolio has a capital loss carryforward of $3,050 expiring from March 31, 2008 to 2009.

     D) USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. COMMITMENTS AND OTHER

RELATED - PARTY TRANSACTIONS

     A) INVESTMENT MANAGEMENT AGREEMENT. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc.(R), (the "Advisor"). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio                                          0.85%
Core Equity Portfolio                                                   0.75%
Growth Equity Portfolio                                                 0.75%
Balanced Portfolio                                                      0.70%
Intermediate Fixed Income Portfolio                                     0.50%

     Effective April 1, 1997, the Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

     Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Advisor has been fully reimbursed for fees foregone and expenses paid by the Advisor under this agreement:

Small/Mid Cap Equity Portfolio                                          1.48%
Core Equity Portfolio                                                   1.29%
Growth Equity Portfolio                                                 1.19%
Balanced Portfolio                                                      1.19%
Intermediate Fixed Income Portfolio                                     0.55%

     These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges.

     This contract has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days' written notice.

     Expenses reimbursed by the Advisor may be recouped from the Funds and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period, except for the Growth Equity Portfolio, will be limited to three years from the year of the reimbursement, and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. For the Growth Equity Portfolio, the recoupment period of any expense reimbursements will be limited to five years from the year of reimbursement.

     At September 30, 2001, the amounts available for recoupment that have been paid and/or waived by the Advisor on the behalf of the Funds are as follows:

Growth Equity Portfolio                                                 $ 77,795
Balanced Portfolio                                                      $ 12,643
Intermediate Fixed Income Portfolio                                     $299,241

     At September 30, 2001, the Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below:

                                                          INTERMEDIATE
                     GROWTH EQUITY       BALANCED         FIXED INCOME
                       PORTFOLIO         PORTFOLIO         PORTFOLIO
                       ---------         ---------         ---------
         2002                --                --           $90,188
         2003                --           $12,643           $84,019
         2004                --                --           $81,686
         2005                --                --           $43,348
         2006           $45,095                --                --
         2007           $32,700                --                --

     For the six months ending September 30, 2001, the Advisor recouped $22,603 from the Balanced Portfolio.

     B) DISTRIBUTION PLAN. The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

     Effective April 1, 1997 the Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

     First Fund Distributors, Inc. (the "Distributor"), acted as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of Investment Company Administration, LLC (the "Administrator"). On October 1, 2001, Quasar Distributors, LLC became the distributor when it acquired First Fund Distributors, Inc. Quasar Distributors, LLC is affiliated with Firstar Mutual Fund Services, LLC ("FMFS").

     C) ADMINISTRATIVE SERVICE AGREEMENT. The Trust, on behalf of the Funds, has entered into an administrative services agreement with the Administrator, an unrelated third party. The Administrator is a division of FMFS, an affiliate of US Bancorp. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

0.10% of first $100 million of average daily net assets;
0.05% of next $100 million of average daily net assets;
0.03% of average net assets over $200 million.

     Effective April 1, 1998 the Intermediate Fixed Income Portfolio is not subject to the $40,000 annual minimum. The Growth Equity Portfolio pays an annual fee of $12,000, payable in monthly installments.

NOTE 4. INVESTMENT TRANSACTIONS

     The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ending September 30, 2001 were as follows:

FUND                                       PURCHASES               SALES
----                                       ---------               -----
Small/Mid Cap Equity                     $ 299,284,304         $ 341,590,802
Core Equity                                282,912,082           322,258,055
Growth Equity                                5,688,089             5,486,513
Balanced                                    39,142,604            32,400,540
Intermediate Fixed Income                      707,048               556,646

     The Intermediate Fixed Income Portfolio purchased $1,085,156 and sold $0 of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/ Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio and Balanced Portfolio.

     The aggregate unrealized appreciation and depreciation of portfolio securities at September 30, 2001, based on costs for federal income tax purposes, were as follows:

                                       GROSS          GROSS            NET
                                    UNREALIZED      UNREALIZED      UNREALIZED
FUND                               APPRECIATION    DEPRECIATION    APPR./(DEPR.)
----                               ------------    ------------    -------------
Small/Mid Cap Equity               $ 22,464,035    $ 33,131,376    ($10,667,341)
Core Equity                          71,505,899      62,536,199       8,969,700
Growth Equity                           135,058       1,217,275      (1,082,217)
Balanced                              7,530,333       6,680,244         850,089
Intermediate Fixed Income             1,143,874              --       1,143,874

NOTE 5. RELATED - PARTY

TRANSACTIONS

     Certain officers and Trustees of the Funds are also officers and/or directors of the Advisor. Outside Trustees are compensated by the Trust at the total rate of $6,000 per year plus $1,500 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds.

     On December 10, 1998, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

INVESTMENT ADVISOR

Rainier Investment Management, Inc.(R)
601 Union Street, Suite
2801 Seattle, WA 98101

DISTRIBUTOR

First Fund Distributors, Inc.
4455 East Camelback Road, Suite 261-E
Phoenix, AZ 85018

ADMINISTRATOR

Investment Company Administration, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

Firstar Mutual Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT AUDITORS

KPMG LLP
3100 Two Union Square
601 Union Street
Seattle, WA 98101

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker, LLP
345 California Street
San Francisco, CA 94104

                               INDEX DESCRIPTIONS

THE STANDARD & POOR'S 500 INDEX(R) IS AN UNMANAGED INDEX COMPOSED OF 500 INDUSTRIAL, UTILITY, TRANSPORTATION AND FINANCIAL COMPANIES OF THE U.S. MARKETS. THE INDEX REPRESENTS ABOUT 75% OF NEW YORK STOCK EXCHANGE (NYSE) MARKET CAPITALIZATION AND 30% OF NYSE ISSUES. IT IS A CAPITALIZATION-WEIGHTED INDEX CALCULATED ON A TOTAL RETURN BASIS WITH DIVIDENDS REINVESTED.

THE RUSSELL 1000(R) INDEX, THE RUSSELL MIDCAP(TM) INDEX, THE RUSSELL 2500(TM) INDEX AND THE RUSSELL 2000(R) INDEX ARE UNMANAGED INDICES COMPOSED OF THE EQUITIES OF COMPANIES RANGING IN VALUE FROM APPROXIMATELY $1.4 TO $486.7 BILLION, $1.4 TO $11.8 BILLION, $146.8 MILLION TO $3.8 BILLION, AND $146.8 MILLION TO $1.4 BILLION, RESPECTIVELY, AS OF JUNE 30, 2001.

THE RUSSELL 1000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE LEHMAN U.S. GOVERNMENT/CREDIT INTERMEDIATE BOND INDEX ("LEHMAN INTERMEDIATE BOND INDEX") IS AN UNMANAGED INDEX COMPOSED OF ALL BONDS COVERED BY THE LEHMAN U.S. GOVERNMENT/CREDIT INDEX WITH MATURITIES BETWEEN ONE AND 9.99 YEARS.

THE CONSUMER PRICE INDEX ("CPI") IS A MEASURE OF CHANGE IN CONSUMER PRICES AS DETERMINED BY A MONTHLY SURVEY OF THE U.S. BUREAU OF LABOR STATISTICS.

THE SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX ("91-DAY U.S. TREASURY BILL INDEX") IS AN UNMANAGED INDEX OF EQUAL DOLLAR AMOUNTS OF THREE-MONTH TREASURY BILLS PURCHASED AT THE BEGINNING OF EACH OF THREE CONSECUTIVE MONTHS.

THE "BALANCED INDEX" CONSISTS OF 60% STANDARD & POOR'S 500 STOCK INDEX, 35% LEHMAN U.S. GOVERNMENT/CREDIT INTERMEDIATE BOND INDEX AND 5% 91-DAY U.S. TREASURY BILL INDEX.

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